UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-04297

VANECK FUNDS

(Exact name of registrant as specified in charter)

666 Third Avenue, New York, NY 10017

(Address of principal executive offices) (Zip code)

Van Eck Associates Corporation
666 Third Avenue, New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end: DECEMBER 31

Date of reporting period: JUNE 30, 2024

Item 1.	REPORTS TO STOCKHOLDERS.

CM Commodity Index Fund

Class A    Ticker: CMCAX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the CM Commodity Index Fund from January 1, 2024 to June 30, 2024 (the "Period"). For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class A	$47	0.95%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$556,545,649
  Number of Portfolio Holdings17
  Portfolio Turnover Rate-%
  Advisory Fees Paid$1,187,832

What did the Fund invest in?

This chart shows a summary of the Fund's holdings by sector.

Portfolio Composition

% of Total Net Assets
Government
95.6%
Money Market Fund
4.4%
Other assets less liabilities *
–%

Value	Value	Value
Other assets less liabilities Footnote Reference*		-%
Money Market Fund		4.4%
Government		95.6%
Footnote	Description
Footnote*	Includes unrealized appreciation (depreciation) on total return swap contracts of 0.1%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

CM Commodity Index Fund

Class I    Ticker: COMIX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the CM Commodity Index Fund from January 1, 2024 to June 30, 2024 (the "Period"). For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$32	0.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$556,545,649
  Number of Portfolio Holdings17
  Portfolio Turnover Rate-%
  Advisory Fees Paid$1,187,832

What did the Fund invest in?

This chart shows a summary of the Fund's holdings by sector.

Portfolio Composition

Value	Value	Value
Other assets less liabilities Footnote Reference*		-%
Money Market Fund		4.4%
Government		95.6%
Footnote	Description
Footnote*	Includes unrealized appreciation (depreciation) on total return swap contracts of 0.1%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

CM Commodity Index Fund

Class Y    Ticker: CMCYX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the CM Commodity Index Fund from January 1, 2024 to June 30, 2024 (the "Period"). For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class Y	$35	0.70%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$556,545,649
  Number of Portfolio Holdings17
  Portfolio Turnover Rate-%
  Advisory Fees Paid$1,187,832

What did the Fund invest in?

This chart shows a summary of the Fund's holdings by sector.

Portfolio Composition

Value	Value	Value
Other assets less liabilities Footnote Reference*		-%
Money Market Fund		4.4%
Government		95.6%
Footnote	Description
Footnote*	Includes unrealized appreciation (depreciation) on total return swap contracts of 0.1%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

Emerging Markets Bond Fund

Class A    Ticker: EMBAX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Emerging Markets Bond Fund from January 1, 2024 to June 30, 2024 (the "Period"). For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class A	$61	1.22%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$77,596,081
  Number of Portfolio Holdings116
  Portfolio Turnover Rate116%
  Advisory Fees Paid$180,704

What did the Fund invest in?

This chart shows a summary of the Fund's holdings by sector.

Portfolio Composition

% of Total Net Assets
Government
79.2%
Financials
5.5%
Energy
4.5%
Utilities
2.9%
Real Estate
2.4%
Basic Materials
0.9%
Consumer Non-Cyclicals
0.4%
Industrials
0.4%
Money Market Fund
3.7%
Other assets less liabilities *
0.1%

Value	Value	Value
Other assets less liabilities Footnote Reference*		0.1%
Money Market Fund		3.7%
Industrials		0.4%
Consumer Non-Cyclicals		0.4%
Basic Materials		0.9%
Real Estate		2.4%
Utilities		2.9%
Energy		4.5%
Financials		5.5%
Government		79.2%
Footnote	Description
Footnote*	Includes unrealized appreciation (depreciation) on Forward Foreign Currency Contracts of 0.0%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

Emerging Markets Bond Fund

Class I    Ticker: EMBUX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Emerging Markets Bond Fund from January 1, 2024 to June 30, 2024 (the "Period"). For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$43	0.87%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$77,596,081
  Number of Portfolio Holdings116
  Portfolio Turnover Rate116%
  Advisory Fees Paid$180,704

What did the Fund invest in?

This chart shows a summary of the Fund's holdings by sector.

Portfolio Composition

Value	Value	Value
Other assets less liabilities Footnote Reference*		0.1%
Money Market Fund		3.7%
Industrials		0.4%
Consumer Non-Cyclicals		0.4%
Basic Materials		0.9%
Real Estate		2.4%
Utilities		2.9%
Energy		4.5%
Financials		5.5%
Government		79.2%
Footnote	Description
Footnote*	Includes unrealized appreciation (depreciation) on Forward Foreign Currency Contracts of 0.0%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

Emerging Markets Bond Fund

Class Y    Ticker: EMBYX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Emerging Markets Bond Fund from January 1, 2024 to June 30, 2024 (the "Period"). For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class Y	$48	0.97%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$77,596,081
  Number of Portfolio Holdings116
  Portfolio Turnover Rate116%
  Advisory Fees Paid$180,704

What did the Fund invest in?

This chart shows a summary of the Fund's holdings by sector.

Portfolio Composition

Value	Value	Value
Other assets less liabilities Footnote Reference*		0.1%
Money Market Fund		3.7%
Industrials		0.4%
Consumer Non-Cyclicals		0.4%
Basic Materials		0.9%
Real Estate		2.4%
Utilities		2.9%
Energy		4.5%
Financials		5.5%
Government		79.2%
Footnote	Description
Footnote*	Includes unrealized appreciation (depreciation) on Forward Foreign Currency Contracts of 0.0%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

Emerging Markets Fund

Class A    Ticker: GBFAX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Emerging Markets Fund from January 1, 2024 to June 30, 2024 (the "Period"). For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class A	$79	1.59%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$511,801,419
  Number of Portfolio Holdings73
  Portfolio Turnover Rate9%
  Advisory Fees Paid$1,626,157

What did the Fund invest in?

This chart shows a summary of the Fund's holdings by sector.

Portfolio Composition

% of Total Net Assets
Financials 21.3%
Consumer Discretionary 21.3%
Information Technology 18.7%
Industrials 16.1%
Real Estate 5.7%
Health Care 5.5%
Energy 5.4%
Communication Services 4.1%
Consumer Staples 2.8%
Money Market Fund 0.1%
Liabilities in excess of other assets (1.0)%

Value	Value	Value
Liabilities in excess of other assets		(1.0)%
Money Market Fund		0.1%
Consumer Staples		2.8%
Communication Services		4.1%
Energy		5.4%
Health Care		5.5%
Real Estate		5.7%
Industrials		16.1%
Information Technology		18.7%
Consumer Discretionary		21.3%
Financials		21.3%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

Emerging Markets Fund

Class C    Ticker: EMRCX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Emerging Markets Fund from January 1, 2024 to June 30, 2024 (the "Period"). For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class C	$126	2.53%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$511,801,419
  Number of Portfolio Holdings73
  Portfolio Turnover Rate9%
  Advisory Fees Paid$1,626,157

What did the Fund invest in?

This chart shows a summary of the Fund's holdings by sector.

Portfolio Composition

Value	Value	Value
Liabilities in excess of other assets		(1.0)%
Money Market Fund		0.1%
Consumer Staples		2.8%
Communication Services		4.1%
Energy		5.4%
Health Care		5.5%
Real Estate		5.7%
Industrials		16.1%
Information Technology		18.7%
Consumer Discretionary		21.3%
Financials		21.3%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

Emerging Markets Fund

Class I    Ticker: EMRIX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Emerging Markets Fund from January 1, 2024 to June 30, 2024 (the "Period"). For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$51	1.03%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$511,801,419
  Number of Portfolio Holdings73
  Portfolio Turnover Rate9%
  Advisory Fees Paid$1,626,157

What did the Fund invest in?

This chart shows a summary of the Fund's holdings by sector.

Portfolio Composition

Value	Value	Value
Liabilities in excess of other assets		(1.0)%
Money Market Fund		0.1%
Consumer Staples		2.8%
Communication Services		4.1%
Energy		5.4%
Health Care		5.5%
Real Estate		5.7%
Industrials		16.1%
Information Technology		18.7%
Consumer Discretionary		21.3%
Financials		21.3%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

Emerging Markets Fund

Class Y    Ticker: EMRYX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Emerging Markets Fund from January 1, 2024 to June 30, 2024 (the "Period"). For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class Y	$56	1.13%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$511,801,419
  Number of Portfolio Holdings73
  Portfolio Turnover Rate9%
  Advisory Fees Paid$1,626,157

What did the Fund invest in?

This chart shows a summary of the Fund's holdings by sector.

Portfolio Composition

Value	Value	Value
Liabilities in excess of other assets		(1.0)%
Money Market Fund		0.1%
Consumer Staples		2.8%
Communication Services		4.1%
Energy		5.4%
Health Care		5.5%
Real Estate		5.7%
Industrials		16.1%
Information Technology		18.7%
Consumer Discretionary		21.3%
Financials		21.3%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

Emerging Markets Fund

Class Z    Ticker: EMRZX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Emerging Markets Fund from January 1, 2024 to June 30, 2024 (the "Period"). For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class Z	$46	0.93%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$511,801,419
  Number of Portfolio Holdings73
  Portfolio Turnover Rate9%
  Advisory Fees Paid$1,626,157

What did the Fund invest in?

This chart shows a summary of the Fund's holdings by sector.

Portfolio Composition

Value	Value	Value
Liabilities in excess of other assets		(1.0)%
Money Market Fund		0.1%
Consumer Staples		2.8%
Communication Services		4.1%
Energy		5.4%
Health Care		5.5%
Real Estate		5.7%
Industrials		16.1%
Information Technology		18.7%
Consumer Discretionary		21.3%
Financials		21.3%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

Global Resources Fund

Class A    Ticker: GHAAX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Global Resources Fund from January 1, 2024 to June 30, 2024 (the "Period"). For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class A	$69	1.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$624,013,921
  Number of Portfolio Holdings67
  Portfolio Turnover Rate26%
  Advisory Fees Paid$2,495,391

What did the Fund invest in?

This chart shows a summary of the Fund's holdings by sector.

Portfolio Composition

% of Total Net Assets
Oil & Gas
36.6%
Base & Industrial Metals
19.0%
Agriculture
17.1%
Gold & Precious Metals
11.1%
Renewables & Alternatives
5.5%
Industrials & Utilities
4.2%
Paper & Forest
2.2%
Money Market Fund
4.9%
Liabilities in excess of other assets
(0.6)%

Value	Value	Value
Liabilities in excess of other assets		(0.6)%
Money Market Fund		4.9%
Paper & Forest		2.2%
Industrials & Utilities		4.2%
Renewables & Alternatives		5.5%
Gold & Precious Metals		11.1%
Agriculture		17.1%
Base & Industrial Metals		19.0%
Oil & Gas		36.6%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

Global Resources Fund

Class C    Ticker: GHACX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Global Resources Fund from January 1, 2024 to June 30, 2024 (the "Period"). For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class C	$109	2.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$624,013,921
  Number of Portfolio Holdings67
  Portfolio Turnover Rate26%
  Advisory Fees Paid$2,495,391

What did the Fund invest in?

This chart shows a summary of the Fund's holdings by sector.

Portfolio Composition

Value	Value	Value
Liabilities in excess of other assets		(0.6)%
Money Market Fund		4.9%
Paper & Forest		2.2%
Industrials & Utilities		4.2%
Renewables & Alternatives		5.5%
Gold & Precious Metals		11.1%
Agriculture		17.1%
Base & Industrial Metals		19.0%
Oil & Gas		36.6%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

Global Resources Fund

Class I    Ticker: GHAIX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Global Resources Fund from January 1, 2024 to June 30, 2024 (the "Period"). For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$47	0.95%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$624,013,921
  Number of Portfolio Holdings67
  Portfolio Turnover Rate26%
  Advisory Fees Paid$2,495,391

What did the Fund invest in?

This chart shows a summary of the Fund's holdings by sector.

Portfolio Composition

Value	Value	Value
Liabilities in excess of other assets		(0.6)%
Money Market Fund		4.9%
Paper & Forest		2.2%
Industrials & Utilities		4.2%
Renewables & Alternatives		5.5%
Gold & Precious Metals		11.1%
Agriculture		17.1%
Base & Industrial Metals		19.0%
Oil & Gas		36.6%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

Global Resources Fund

Class Y    Ticker: GHAYX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Global Resources Fund from January 1, 2024 to June 30, 2024 (the "Period"). For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class Y	$56	1.13%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$624,013,921
  Number of Portfolio Holdings67
  Portfolio Turnover Rate26%
  Advisory Fees Paid$2,495,391

What did the Fund invest in?

This chart shows a summary of the Fund's holdings by sector.

Portfolio Composition

Value	Value	Value
Liabilities in excess of other assets		(0.6)%
Money Market Fund		4.9%
Paper & Forest		2.2%
Industrials & Utilities		4.2%
Renewables & Alternatives		5.5%
Gold & Precious Metals		11.1%
Agriculture		17.1%
Base & Industrial Metals		19.0%
Oil & Gas		36.6%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

International Investors Gold Fund

Class A    Ticker: INIVX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the International Investors Gold Fund from January 1, 2024 to June 30, 2024 (the "Period"). For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class A	$71	1.43%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$717,167,932
  Number of Portfolio Holdings61
  Portfolio Turnover Rate31%
  Advisory Fees Paid$2,363,267

What did the Fund invest in?

This chart shows a summary of the Fund's holdings by sector.

Portfolio Composition

% of Total Net Assets
Gold
89.0%
Silver
7.3%
Copper
1.9%
Precious Metals & Minerals
1.2%
Diversified Metals & Mining
0.2%
Money Market Fund
0.3%
Other assets less liabilities
0.1%

Value	Value	Value
Other assets less liabilities		0.1%
Money Market Fund		0.3%
Diversified Metals & Mining		0.2%
Precious Metals & Minerals		1.2%
Copper		1.9%
Silver		7.3%
Gold		89.0%

Need Additional Information?

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International Investors Gold Fund

Class C    Ticker: IIGCX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the International Investors Gold Fund from January 1, 2024 to June 30, 2024 (the "Period"). For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class C	$110	2.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$717,167,932
  Number of Portfolio Holdings61
  Portfolio Turnover Rate31%
  Advisory Fees Paid$2,363,267

What did the Fund invest in?

This chart shows a summary of the Fund's holdings by sector.

Portfolio Composition

Value	Value	Value
Other assets less liabilities		0.1%
Money Market Fund		0.3%
Diversified Metals & Mining		0.2%
Precious Metals & Minerals		1.2%
Copper		1.9%
Silver		7.3%
Gold		89.0%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

International Investors Gold Fund

Class I    Ticker: INIIX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the International Investors Gold Fund from January 1, 2024 to June 30, 2024 (the "Period"). For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$50	1.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$717,167,932
  Number of Portfolio Holdings61
  Portfolio Turnover Rate31%
  Advisory Fees Paid$2,363,267

What did the Fund invest in?

This chart shows a summary of the Fund's holdings by sector.

Portfolio Composition

Value	Value	Value
Other assets less liabilities		0.1%
Money Market Fund		0.3%
Diversified Metals & Mining		0.2%
Precious Metals & Minerals		1.2%
Copper		1.9%
Silver		7.3%
Gold		89.0%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

International Investors Gold Fund

Class Y    Ticker: INIYX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the International Investors Gold Fund from January 1, 2024 to June 30, 2024 (the "Period"). For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class Y	$55	1.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$717,167,932
  Number of Portfolio Holdings61
  Portfolio Turnover Rate31%
  Advisory Fees Paid$2,363,267

What did the Fund invest in?

This chart shows a summary of the Fund's holdings by sector.

Portfolio Composition

Value	Value	Value
Other assets less liabilities		0.1%
Money Market Fund		0.3%
Diversified Metals & Mining		0.2%
Precious Metals & Minerals		1.2%
Copper		1.9%
Silver		7.3%
Gold		89.0%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

VanEck Morningstar Wide Moat Fund

Class I    Ticker: MWMIX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the VanEck Morningstar Wide Moat Fund from January 1, 2024 to June 30, 2024 (the "Period"). For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$29	0.59%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$26,787,004
  Number of Portfolio Holdings56
  Portfolio Turnover Rate45%
  Advisory Fees Paid$-

What did the Fund invest in?

This chart shows a summary of the Fund's holdings by sector.

Portfolio Composition

% of Total Net Assets
Industrials
21.2%
Health Care
20.2%
Information Technology
18.6%
Consumer Staples
15.0%
Consumer Discretionary
8.0%
Financials
6.1%
Communication Services
5.4%
Materials
5.3%
Money Market Fund
0.3%
Liabilities in excess of other assets
(0.1)%

Value	Value	Value
Liabilities in excess of other assets		(0.1)%
Money Market Fund		0.3%
Materials		5.3%
Communication Services		5.4%
Financials		6.1%
Consumer Discretionary		8.0%
Consumer Staples		15.0%
Information Technology		18.6%
Health Care		20.2%
Industrials		21.2%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

VanEck Morningstar Wide Moat Fund

Class Z    Ticker: MWMZX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the VanEck Morningstar Wide Moat Fund from January 1, 2024 to June 30, 2024 (the "Period"). For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class Z	$25	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$26,787,004
  Number of Portfolio Holdings56
  Portfolio Turnover Rate45%
  Advisory Fees Paid$-

What did the Fund invest in?

This chart shows a summary of the Fund's holdings by sector.

Portfolio Composition

Value	Value	Value
Liabilities in excess of other assets		(0.1)%
Money Market Fund		0.3%
Materials		5.3%
Communication Services		5.4%
Financials		6.1%
Consumer Discretionary		8.0%
Consumer Staples		15.0%
Information Technology		18.6%
Health Care		20.2%
Industrials		21.2%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

Item 2.	CODE OF ETHICS.

Not applicable for semi-annual reports.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

Item 6.	INVESTMENTS.

Information included in Item 7.

Item 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESSTMENT COMPANIES.

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION June 30, 2024 (unaudited)

CM Commodity Index Fund
Emerging Markets Bond Fund
Emerging Markets Fund
Global Resources Fund
International Investors Gold Fund
VanEck Morningstar Wide Moat Fund

800.826.2333	vaneck.com

CM COMMODITY INDEX FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2024 (unaudited)

	Par (000’s	)	Value
Short-Term Investments: 100.0%
United States Treasury Obligations: 95.6%
United States Treasury Bills
5.21%, 08/22/24 (a)	$20,000		$19,851,468
5.21%, 12/05/24 (a)	55,000		53,769,512
5.21%, 12/19/24	40,000		39,029,005
5.22%, 11/07/24 (a)	40,000		39,259,683
5.22%, 11/21/24	40,000		39,184,106
5.22%, 11/29/24 (a)	55,000		53,819,998
5.24%, 07/18/24 (a)	5,000		4,987,805
5.24%, 08/01/24 (a)	30,000		29,866,532
5.24%, 11/14/24	35,000		34,318,692
5.25%, 08/29/24	10,000		9,913,958
	Par (000’s	)	Value
United States Treasury Obligations (continued)
5.25%, 10/17/24 (a)	$55,000		$54,142,000
5.26%, 09/26/24 (a)	55,000		54,306,175
5.27%, 07/09/24	40,000		39,953,778
5.27%, 07/23/24 (a)	50,000		49,841,111
5.29%, 09/05/24 (a)	10,000		9,904,545
			532,148,368
	Number of Shares		Value
Money Market Fund: 4.4%
Invesco Treasury Portfolio - Institutional Class	24,392,458		24,392,458
Total Short-Term Investments: 100.0% (Cost: $556,531,351)			556,540,826
Other assets less liabilities: 0.0%			4,823
NET ASSETS: 100.0%			$556,545,649

Total Return Swap Contracts
Long Exposure

Counterparty	Reference Obligation	Notional Amount	Rate paid by the Fund (b)	Payment Frequency	Termination Date	Unrealized Appreciation/ (Depreciation)	% of Net Assets
UBS	UBS Constant Maturity Commodity Index Total Return	$556,011,000	5.74%	Monthly	07/24/24	$348,019	0.1%

Footnotes:

(a)	All or a portion of these securities are segregated for swap collateral. Total value of securities segregated is $113,565,724.
(b)	The rate shown reflects the rate in effect at the end of the reporting period: Secured Overnight Financing Rate + 0.40%.

The summary of inputs used to value the Fund’s investments as of June 30, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
United States Treasury Obligations	$—	$532,148,368	$—	$532,148,368
Money Market Fund	24,392,458	—	—	24,392,458
Total Investments	$24,392,458	$532,148,368	$—	$556,540,826
Other Financial Instruments:
Assets
Total Return Swap Contracts	$—	$348,019	$—	$348,019

See Notes to Financial Statements

3

EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2024 (unaudited)

		Par (000’s	)	Value
CORPORATE BONDS: 17.0%
Argentina: 0.3%
Pan American Energy LLC 144A 8.50%, 04/30/32	USD	246		$257,857
Brazil: 0.8%
CSN Inova Ventures Reg S 6.75%, 01/28/28 †	USD	687		653,577
Cayman Islands: 1.9%
CK Hutchison Europe Finance 21 Ltd. Reg S 1.00%, 11/02/33	EUR	776		649,093
EDO Sukuk Ltd. 144A 5.88%, 09/21/33	USD	217		220,068
Siam Commercial Bank PCL Reg S 4.40%, 02/11/29	USD	593		572,091
				1,441,252
China: 1.0%
Longfor Group Holdings Ltd. Reg S 3.95%, 09/16/29	USD	1,012		734,011
Colombia: 1.2%
Ecopetrol SA 8.88%, 01/13/33 †	USD	914		944,514
Hong Kong: 3.0%
Fortune Star BVI Ltd. Reg S 5.00%, 05/18/26	USD	333		310,021
5.05%, 01/27/27	USD	456		412,753
Franshion Brilliant Ltd. Reg S 4.25%, 07/23/29	USD	976		743,993
Huarong Finance 2017 Co. Ltd. Reg S 4.75%, 04/27/27	USD	289		272,744
Huarong Finance II Co. Ltd. Reg S 4.88%, 11/22/26	USD	166		160,190
NWD MTN Ltd. Reg S 4.12%, 07/18/29	USD	513		399,835
				2,299,536
India: 1.4%
Adani Renewable Energy RJ Ltd. / Kodangal Solar Parks Pvt Ltd. / Wardha Solar Maharashtra 144A 4.62%, 10/15/39	USD	469		376,890
Adani Renewable Energy RJ Ltd. / Kodangal Solar Parks Pvt Ltd. / Wardha Solar Maharashtra Reg S 4.62%, 10/15/39	USD	318		255,648
JSW Hydro Energy Ltd. Reg S 4.12%, 05/18/31	USD	537		477,080
				1,109,618
Indonesia: 0.6%
Star Energy Geothermal Darajat II / Star Energy Geothermal Salak Reg S
		Par (000’s	)	Value
Indonesia (continued)
4.85%, 10/14/38	USD	253		$232,176
Star Energy Geothermal Wayang Windu Ltd. Reg S 6.75%, 04/24/33	USD	255		256,998
				489,174
Luxembourg: 1.4%
3R Lux SARL 144A 9.75%, 02/05/31	USD	245		257,309
Minerva Luxembourg SA Reg S 4.38%, 03/18/31	USD	408		336,845
Puma International Financing SA 144A 7.75%, 04/25/29	USD	496		500,576
				1,094,730
Mauritius: 0.3%
HTA Group Ltd. 144A 7.50%, 06/04/29 †	USD	104		103,619
India Clean Energy Holdings 144A 4.50%, 04/18/27	USD	68		62,568
India Clean Energy Holdings Reg S 4.50%, 04/18/27	USD	91		83,730
				249,917
Mexico: 0.0%
Corp. GEO SAB de CV Reg S 9.25%, 06/30/20 (d) *	USD	380		6,392
Nigeria: 0.8%
SEPLAT Energy Plc 144A 7.75%, 04/01/26	USD	629		617,618
Qatar: 1.2%
Nakilat, Inc. Reg S 6.07%, 12/31/33	USD	451		469,568
QatarEnergy 144A 3.30%, 07/12/51	USD	624		437,805
				907,373
Singapore: 0.2%
Continuum Energy Aura Pte Ltd. 144A 9.50%, 02/24/27	USD	162		166,520
Spain: 1.4%
Instituto de Credito Oficial Reg S 27.25%, 01/25/34	TRY	40,710		1,116,277
United Kingdom: 0.5%
Trident Energy Finance Plc 144A 12.50%, 11/30/29 †	USD	355		365,623
United States: 1.0%
AES Panama Generation Holdings SRL Reg S 4.38%, 05/31/30	USD	652		567,802
Kosmos Energy Ltd. Reg S

See Notes to Financial Statements

4

		Par (000’s	)	Value
United States (continued)
7.12%, 04/04/26	USD	168		$166,301
				734,103
Total Corporate Bonds (Cost: $12,712,764)				13,188,092

GOVERNMENT OBLIGATIONS: 78.2%
Angola: 0.5%
Angolan Government International Bond 144A 9.38%, 05/08/48 †	USD	463		388,428
Bahamas: 0.6%
Bahamas Government International Bond Reg S 6.00%, 11/21/28	USD	542		476,283
Barbados: 0.5%
Barbados Government International Bond Reg S 6.50%, 10/01/29	USD	370		353,202
Benin: 0.5%
Benin Government International Bond 144A 7.96%, 02/13/38	USD	380		354,069
Bolivia: 1.1%
Bolivian Government International Bond Reg S 4.50%, 03/20/28	USD	1,505		850,325
Brazil: 0.8%
Brazil Notas do Tesouro Nacional, Series F 10.00%, 01/01/25	BRL	3,428		610,744
Cameroon: 0.4%
Republic of Cameroon International Bond Reg S 9.50%, 11/19/25	USD	337		333,328
Chile: 1.9%
Bonos de la Tesoreria de la Republica de Chile 144A Reg S 5.00%, 10/01/28	CLP	685,000		702,032
Chile Government International Bond 3.25%, 09/21/71	USD	1,223		759,146
				1,461,178
China: 0.8%
Asian Infrastructure Investment Bank Reg S 4.25%, 01/27/27	PHP	39,000		644,429
Colombia: 1.5%
Colombian TES 13.25%, 02/09/33	COP	4,238,000		1,161,962
Costa Rica: 0.4%
Costa Rica Government International Bond Reg S 6.12%, 02/19/31	USD	160		161,200
		Par (000’s	)	Value
Costa Rica (continued)
7.00%, 04/04/44	USD	127		$130,503
				291,703
Czech Republic: 2.6%
Czech Republic Government Bond
2.00%, 10/13/33	CZK	37,290		1,337,753
6.00%, 02/26/26	CZK	1,600		70,594
Czech Republic Government Bond Reg S 2.40%, 09/17/25	CZK	14,370		602,118
				2,010,465
Democratic Republic of the Congo: 1.9%
Congolese International Bond Reg S 6.00%, 06/30/29 (s)	USD	1,769		1,487,681
Dominican Republic: 1.4%
Dominican Republic International Bond Reg S 9.75%, 06/05/26	DOP	61,734		1,055,899
Ecuador: 2.4%
Ecuador Government International Bond Reg S
2.50%, 07/31/40 (s)	USD	526		241,434
3.50%, 07/31/35 (s)	USD	2,268		1,134,350
6.00%, 07/31/30 (s)	USD	727		462,298
				1,838,082
El Salvador: 0.9%
El Salvador Government International Bond 144A
0.25%, 04/17/30	USD	377		11,466
9.25%, 04/17/30	USD	816		727,234
				738,700
Ethiopia: 0.3%
Ethiopia International Bond Reg S 6.62%, 12/11/24	USD	278		201,537
Guatemala: 0.3%
Guatemala Government Bond Reg S 4.65%, 10/07/41	USD	318		251,919
Honduras: 0.1%
Honduras Government International Bond Reg S 6.25%, 01/19/27	USD	99		94,166
Hungary: 2.7%
Hungary Government Bond
3.00%, 08/21/30	HUF	165,000		366,164
7.00%, 10/24/35	HUF	297,000		816,437
9.50%, 10/21/26	HUF	326,370		937,349
				2,119,950
Indonesia: 4.8%
Indonesia Treasury Bond
6.38%, 04/15/32	IDR	20,304,000		1,194,378
6.62%, 02/15/34	IDR	15,802,000		936,656
7.00%, 09/15/30	IDR	3,501,000		213,926

See Notes to Financial Statements

5

EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s	)	Value
Indonesia (continued)
7.12%, 06/15/43	IDR	22,040,000		$1,348,343
				3,693,303
Ivory Coast: 0.1%
Ivory Coast Government International Bond Reg S 5.75%, 12/31/32 (s)	USD	81		75,671
Jamaica: 0.3%
Jamaica Government International Bond 7.62%, 07/09/25	USD	245		244,875
Kuwait: 0.5%
Kuwait International Government Bond 144A 3.50%, 03/20/27	USD	185		177,915
Kuwait International Government Bond Reg S 3.50%, 03/20/27	USD	212		203,880
				381,795
Malaysia: 5.0%
Malaysia Government Bond
4.46%, 03/31/53	MYR	7,046		1,550,864
4.70%, 10/15/42	MYR	5,181		1,181,069
4.89%, 06/08/38	MYR	4,907		1,138,840
				3,870,773
Mexico: 5.0%
Mexican Bonos
5.50%, 03/04/27	MXN	32,790		1,593,071
7.75%, 11/13/42	MXN	36,210		1,595,991
8.00%, 11/07/47	MXN	16,370		731,277
				3,920,339
Morocco: 0.5%
Morocco Government International Bond Reg S 2.00%, 09/30/30	EUR	400		372,563
Oman: 0.3%
Oman Government International Bond 144A 6.75%, 01/17/48	USD	209		213,265
Papua New Guinea: 0.5%
Papua New Guinea Government International Bond Reg S 8.38%, 10/04/28	USD	371		356,902
Paraguay: 0.6%
Paraguay Government International Bond Reg S 5.40%, 03/30/50	USD	532		466,077
Peru: 1.2%
Peru Government Bond 5.35%, 08/12/40	PEN	4,619		970,535
Philippines: 1.8%
Philippine Government International Bond 6.25%, 01/14/36	PHP	86,289		1,388,502
		Par (000’s	)	Value
Poland: 5.2%
Republic of Poland Government Bond
1.75%, 04/25/32	PLN	3,673		$694,291
6.00%, 10/25/33	PLN	11,996		3,053,659
Republic of Poland Government International Bond 5.12%, 09/18/34	USD	323		318,127
				4,066,077
Qatar: 2.0%
Qatar Government International Bond 144A 4.40%, 04/16/50	USD	1,789		1,567,734
Saudi Arabia: 3.9%
Saudi Government International Bond 144A
4.75%, 01/16/30	USD	1,175		1,155,972
5.00%, 01/18/53	USD	858		757,100
Saudi Government International Bond Reg S 4.62%, 10/04/47	USD	1,338		1,141,606
				3,054,678
Senegal: 0.1%
Senegal Government International Bond 144A 6.25%, 05/23/33	USD	90		75,691
Singapore: 0.3%
Singapore Government Bond 3.38%, 09/01/33	SGD	316		236,371
South Africa: 7.3%
Republic of South Africa Government Bond
9.00%, 01/31/40	ZAR	46,187		2,002,209
10.50%, 12/21/26	ZAR	42,020		2,398,272
Republic of South Africa Government International Bond 7.30%, 04/20/52	USD	1,386		1,255,427
				5,655,908
South Korea: 1.0%
Korea Treasury Bond 4.12%, 12/10/33	KRW	985,000		765,272
Sri Lanka: 0.4%
Sri Lanka Government International Bond Reg S 5.88%, 07/25/22	USD	512		292,106
Suriname: 0.7%
Suriname Government International Bond 144A
7.95%, 07/15/33	USD	521		486,850
9.00%, 12/31/50	USD	107		85,867
				572,717
Thailand: 4.9%
Thailand Government Bond 3.39%, 06/17/37	THB	53,113		1,526,244

See Notes to Financial Statements

6

		Par (000’s	)	Value
Thailand (continued)
3.45%, 06/17/43	THB	81,800		$2,293,778
				3,820,022
Tunisia: 0.6%
Tunisian Republic 3.28%, 08/09/27	JPY	100,000		471,581
Turkey: 1.4%
Turkiye Government Bond 31.08%, 11/08/28	TRY	35,074		1,106,845
Uganda: 0.6%
Republic of Uganda Government Bonds 14.38%, 02/03/33	UGX	1,710,000		429,266
United Arab Emirates: 4.3%
Finance Department Government of Sharjah 144A 6.50%, 11/23/32	USD	442		458,210
UAE International Government Bond 144A
2.88%, 10/19/41	USD	1,084		794,493
4.95%, 07/07/52	USD	2,192		2,059,494
				3,312,197
Uruguay: 0.9%
Uruguay Government International Bond 9.75%, 07/20/33	UYU	3,400		87,231
Uruguay Government International Bond Reg S 8.50%, 03/15/28	UYU	25,102		623,652
				710,883
Uzbekistan: 0.2%
Republic of Uzbekistan International Bond Reg S 3.90%, 10/19/31	USD	189		153,926
Zambia: 2.2%
Zambia Government Bond 13.00%, 12/17/28	ZMW	8,500		273,891

		Par (000’s	)	Value
Zambia (continued)
13.00%, 01/25/31	ZMW	41,444		$1,187,923
13.00%, 12/27/31	ZMW	890		24,259
13.00%, 03/23/32	ZMW	7,500		198,266
				1,684,339
Total Government Obligations (Cost: $60,717,874)				60,654,263

SHORT-TERM INVESTMENT: 1.0% (Cost: $775,515)
United States Treasury Obligations: 1.0% (Cost: $775,515)
United States Treasury Bills 5.27%, 07/23/24		778,000		775,515

		Number of Shares
MONEY MARKET FUND: 1.8% (Cost: $1,418,524)
Invesco Treasury Portfolio - Institutional Class		1,418,524		1,418,524

Total Investments Before Collateral for Securities Loaned: 98.0% (Cost: $75,624,677)				76,036,394

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.9%
Money Market Fund: 1.9% (Cost: $1,500,716)
State Street Navigator Securities Lending Government Money Market Portfolio		1,500,716		1,500,716
Total Investments: 99.9% (Cost: $77,125,393)				77,537,110
Other assets less liabilities: 0.1%				58,971
NET ASSETS: 100.0%				$77,596,081

See Notes to Financial Statements

7

EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Peso
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
UGX	Ugandan Shilling
UYU	Uruguayan Peso
ZAR	South African Rand
ZMW	Zambian Kwacha

Footnotes:

(d)	Security in default
(s)	The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,430,392.

Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. These securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $13,382,273, or 17.2% of net assets.

Schedule of Open Forward Foreign Currency Contracts - June 30, 2024

Counterparty	Currency to be sold		Currency to be purchased		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank and Trust Co.	USD	777,725	TWD	25,124,416	7/22/2024	$(1,642)

See Notes to Financial Statements

8

The summary of inputs used to value the Fund’s investments as of June 30, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds *	$—	$13,188,092	$—	$13,188,092
Government Obligations *	—	60,654,263	—	60,654,263
Short-Term Investments
United States	$2,919,240	$775,515	$—	$3,694,755
Total Investments	$2,919,240	$74,617,870	$—	$77,537,110
Other Financial Instruments:
Liabilities
Forward Foreign Currency
Contract	$(1,642)	$—	$—	$(1,642)

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

9

EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

June 30, 2024 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 96.0%
Argentina: 4.4%
MercadoLibre, Inc. (USD) *	13,705	$22,522,797
Brazil: 7.8%
Arcos Dorados Holdings, Inc. (USD)	531,000	4,779,000
Fleury SA	1,276,215	3,431,336
JSL SA *	8,682,100	14,599,334
Movida Participacoes SA *	2,667,800	2,882,509
NU Holdings Ltd. (USD) *	510,000	6,573,900
Rede D’Or Sao Luiz SA 144A *	453,900	2,208,562
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA *	4,186,000	5,668,596
		40,143,237
China: 20.0%
Baidu, Inc. (ADR) * †	19,000	1,643,120
BYD Co. Ltd. (HKD) †	117,000	3,474,764
China Education Group Holdings Ltd. (HKD) †	11,058,733	6,362,867
Full Truck Alliance Co. Ltd. (ADR)	935,100	7,518,204
Galaxy Entertainment Group Ltd. (HKD)	490,000	2,280,424
H World Group Ltd. (ADR)	63,000	2,099,160
KE Holdings, Inc. (ADR)	472,700	6,688,705
Meituan (HKD) 144A *	290,650	4,131,380
MINISO Group Holding Ltd. (ADR) †	372,000	7,094,040
NetEase, Inc. (HKD)	254,900	4,867,551
PDD Holdings, Inc. (ADR) *	24,000	3,190,800
Ping An Bank Co. Ltd.	4,181,969	5,805,487
Prosus NV (EUR)	577,200	20,524,352
Proya Cosmetics Co. Ltd.	169,920	2,577,577
Shanghai Baosight Software Co. Ltd.	351,207	1,532,794
Shenzhen Inovance Technology Co. Ltd.	379,364	2,662,700
Shenzhou International Group Holdings Ltd. (HKD)	297,800	2,909,025
Sungrow Power Supply Co. Ltd.	477,344	4,050,386
Tencent Holdings Ltd. (HKD)	145,900	6,921,544
Trip.com Group Ltd. (ADR) *	74,000	3,478,000
Yifeng Pharmacy Chain Co. Ltd.	753,663	2,529,544
		102,342,424
Egypt: 1.8%
Cleopatra Hospital *	20,083,115	3,094,213
Commercial International Bank - Egypt	3,677,913	5,925,034
		9,019,247
Georgia: 2.6%
Bank of Georgia Group Plc (GBP)	231,500	11,777,390
Georgia Capital Plc (GBP) *	108,000	1,333,745
		13,111,135
	Number of Shares	Value
Germany: 0.8%
Delivery Hero SE 144A *	162,800	$3,867,248
Greece: 2.1%
Eurobank Ergasias Services and Holdings SA *	2,433,000	5,275,940
Piraeus Financial Holdings SA *	1,478,300	5,379,605
		10,655,545
Hungary: 1.5%
OTP Bank Nyrt	159,700	7,921,537
India: 18.2%
Cholamandalam Investment and Finance Co. Ltd.	444,200	7,547,270
Delhivery Ltd. *	801,757	3,843,580
HDFC Bank Ltd.	343,022	6,931,988
HDFC Bank Ltd. (ADR)	100,300	6,452,299
Jio Financial Services Ltd. *	1,657,981	7,097,778
KEI Industries Ltd.	70,000	3,700,326
Oberoi Realty Ltd.	383,100	8,099,855
Phoenix Mills Ltd.	331,300	14,178,156
Reliance Industries Ltd.	740,000	27,717,509
Sterling and Wilson Renewable *	888,760	7,617,737
		93,186,498
Indonesia: 0.4%
Bank Rakyat Indonesia Persero Tbk PT	7,280,000	2,041,285
Kazakhstan: 3.5%
Kaspi.kz JSC (ADR)	139,345	17,976,898
Mexico: 2.2%
BBB Foods, Inc. (USD) *	115,718	2,761,031
Qualitas Controladora SAB de CV †	220,558	2,242,109
Regional SAB de CV	835,000	6,250,976
		11,254,116
Philippines: 5.5%
Bloomberry Resorts Corp. *	52,310,000	8,487,913
International Container Terminal Services, Inc.	3,286,440	19,618,720
		28,106,633
Poland: 2.0%
InPost SA (EUR) *	576,700	10,147,354
Russia: 0.0%
Detsky Mir PJSC 144A *∞	11,544,900	0
Sberbank of Russia PJSC *∞	5,555,460	0
		0
Saudi Arabia: 0.6%
Al Rajhi Bank	135,000	2,942,591
South Korea: 4.0%
Samsung Biologics Co. Ltd. 144A *	7,130	3,752,346
SK Hynix, Inc.	98,950	16,792,661
		20,545,007
Taiwan: 11.1%
Chroma ATE, Inc.	797,000	7,792,799
MediaTek, Inc.	31,000	1,335,120

See Notes to Financial Statements

10

	Number of Shares	Value
Taiwan (continued)
Poya International Co. Ltd.	288,157	$4,367,939
Taiwan Semiconductor Manufacturing Co. Ltd.	1,372,000	40,649,085
Wiwynn Corp.	32,000	2,591,597
		56,736,540
Tanzania: 1.5%
Helios Towers Plc (GBP) *	5,411,047	7,873,675
Turkey: 5.3%
MLP Saglik Hizmetleri AS 144A *	1,486,848	15,936,328
Sok Marketler Ticaret AS	3,216,840	6,196,480
Tofas Turk Otomobil Fabrikasi AS	478,700	4,984,206
		27,117,014
United Arab Emirates: 0.7%
Americana Restaurants International Plc	4,402,000	3,827,353
Total Common Stocks (Cost: $371,637,415)		491,338,134

PREFERRED SECURITIES: 4.9% (Cost: $27,255,629)
South Korea: 4.9%
Samsung Electronics Co. Ltd.	546,000	25,070,546
	Number of Shares	Value
MONEY MARKET FUND: 0.1% (Cost: $701,448)
Invesco Treasury Portfolio - Institutional Class	701,448	$701,448

Total Investments Before Collateral for Securities Loaned: 101.0% (Cost: $399,594,492)		517,110,128

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0%
Money Market Fund: 0.0% (Cost: $3,063)
State Street Navigator Securities Lending Government Money Market Portfolio	3,063	3,063

Total Investments: 101.0% (Cost: $399,597,555)		517,113,191
Liabilities in excess of other assets: (1.0)%		(5,311,772)
NET ASSETS: 100.0%		$511,801,419

Definitions:

ADR	American Depositary Receipt
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $10,803,683.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $29,895,864, or 5.8% of net assets.

The summary of inputs used to value the Fund’s investments as of June 30, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Argentina	$22,522,797	$—	$—	$22,522,797
Brazil	40,143,237	—	—	40,143,237
China	31,712,029	70,630,395	—	102,342,424
Egypt	3,094,213	5,925,034	—	9,019,247
Georgia	—	13,111,135	—	13,111,135
Germany	—	3,867,248	—	3,867,248

See Notes to Financial Statements

11

EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Greece	$—	$10,655,545	$—	$10,655,545
Hungary	—	7,921,537	—	7,921,537
India	6,452,299	86,734,199	—	93,186,498
Indonesia	—	2,041,285	—	2,041,285
Kazakhstan	17,976,898	—	—	17,976,898
Mexico	11,254,116	—	—	11,254,116
Philippines	8,487,913	19,618,720	—	28,106,633
Poland	—	10,147,354	—	10,147,354
Russia	—	—	0	0
Saudi Arabia	—	2,942,591	—	2,942,591
South Korea	—	20,545,007	—	20,545,007
Taiwan	—	56,736,540	—	56,736,540
Tanzania	—	7,873,675	—	7,873,675
Turkey	20,920,534	6,196,480	—	27,117,014
United Arab Emirates	—	3,827,353	—	3,827,353
Preferred Securities *	—	25,070,546	—	25,070,546
Money Market Funds	704,511	—	—	704,511
Total Investments	$163,268,547	$353,844,644	$0	$517,113,191

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

12

GLOBAL RESOURCES FUND

SCHEDULE OF INVESTMENTS

June 30, 2024 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 95.7%
Australia: 4.7%
Glencore Plc (GBP)	3,402,100	$19,358,864
Rio Tinto Plc (ADR)	151,900	10,014,767
		29,373,631
Brazil: 3.9%
JBS S/A *	2,450,400	14,145,437
Suzano SA *	709,500	7,235,755
Vale SA (ADR)	263,200	2,939,944
		24,321,136
Canada: 14.0%
Agnico Eagle Mines Ltd. (USD)	142,006	9,287,192
Alamos Gold, Inc. (USD)	412,100	6,461,728
Barrick Gold Corp. (USD)	479,845	8,003,815
Cenovus Energy, Inc. (USD)	247,400	4,863,884
Franco-Nevada Corp. (USD)	68,800	8,154,176
Ivanhoe Mines Ltd. * †	536,864	6,926,391
Kinross Gold Corp. (USD)	1,157,900	9,633,728
Nutrien Ltd. (USD)	175,771	8,948,502
Pan American Silver Corp. (USD)	313,700	6,236,356
Suncor Energy, Inc.	170,100	6,484,204
Teck Resources Ltd. (USD)	257,800	12,348,620
		87,348,596
China: 1.3%
PetroChina Co. Ltd. (HKD)	7,913,000	7,990,191
France: 5.3%
Nexans SA	84,730	9,325,213
TotalEnergies SE	356,000	23,835,529
		33,160,742
Italy: 2.2%
Eni SpA	362,500	5,566,061
Saipem SpA *	3,090,000	7,923,657
		13,489,718
Liechtenstein: 0.5%
Antofagasta Plc (GBP)	123,500	3,282,139
Netherlands: 1.7%
OCI NV	428,835	10,473,572
South Africa: 2.0%
Anglo American Plc (GBP)	383,899	12,131,390
Spain: 0.5%
Repsol SA	183,300	2,906,896
Soltec Power Holdings SA * †	86,400	199,839
		3,106,735
Turkey: 0.9%
Eldorado Gold Corp. (USD) * †	370,200	5,475,258
United Kingdom: 9.7%
BP Plc (ADR)	399,600	14,425,560
Endeavour Mining Plc (CAD)	302,000	6,379,737
Shell Plc (ADR)	447,800	32,322,204
TechnipFMC Plc (USD)	289,900	7,580,885
		60,708,386
United States: 48.0%
Antero Resources Corp. *	184,600	6,023,498
Arcadium Lithium Plc * †	1,166,249	3,918,597
	Number of Shares	Value
United States (continued)
Archer-Daniels-Midland Co.	209,200	$12,646,140
Baker Hughes Co.	98,500	3,464,245
Bunge Global SA	80,000	8,541,600
Chart Industries, Inc. * †	73,234	10,570,595
Chesapeake Energy Corp. †	71,500	5,876,585
Chevron Corp.	39,100	6,116,022
ConocoPhillips	83,741	9,578,295
Corteva, Inc.	183,366	9,890,762
Diamondback Energy, Inc.	49,168	9,842,942
EQT Corp.	196,400	7,262,872
Exxon Mobil Corp.	237,980	27,396,258
FMC Corp.	85,400	4,914,770
Freeport-McMoRan, Inc.	463,700	22,535,820
Graphic Packaging Holding Co. †	230,500	6,041,405
Hannon Armstrong Sustainable Infrastructure Capital, Inc. †	439,077	12,996,679
Hess Corp.	20,900	3,083,168
Ingredion, Inc.	38,100	4,370,070
Kirby Corp. *	128,200	15,349,386
Kosmos Energy Ltd. *	880,800	4,879,632
MasTec, Inc. *	32,100	3,434,379
Mosaic Co.	185,600	5,363,840
MP Materials Corp. * †	394,900	5,027,077
Newmont Corp.	241,255	10,101,347
Nucor Corp.	53,700	8,488,896
Ormat Technologies, Inc.	116,440	8,348,748
PBF Energy, Inc.	58,000	2,669,160
Permian Resources Corp.	680,374	10,988,040
Pilgrim’s Pride Corp. *	375,600	14,456,844
Steel Dynamics, Inc.	44,200	5,723,900
Tyson Foods, Inc.	217,000	12,399,380
Valero Energy Corp.	109,000	17,086,840
		299,387,792
Zambia: 1.0%
First Quantum Minerals Ltd. (CAD)	486,000	6,383,846
Total Common Stocks (Cost: $454,556,200)		596,633,132

MONEY MARKET FUND: 4.9% (Cost: $30,877,117)
Invesco Treasury Portfolio - Institutional Class	30,877,117	30,877,117

Total Investments Before Collateral for Securities Loaned: 100.6% (Cost: $485,433,317)		627,510,249

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.6%
Money Market Fund: 0.6% (Cost: $3,919,503)

See Notes to Financial Statements

13

GLOBAL RESOURCES FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio	3,919,503	$3,919,503
	Number of Shares	Value
Total Investments: 101.2% (Cost: $489,352,820)		$631,429,752
Liabilities in excess of other assets: (1.2)%		(7,415,831)
NET ASSETS: 100.0%		$624,013,921

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $41,738,684.

The summary of inputs used to value the Fund’s investments as of June 30, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$10,014,767	$19,358,864	$—	$29,373,631
Brazil	24,321,136	—	—	24,321,136
Canada	87,348,596	—	—	87,348,596
China	—	7,990,191	—	7,990,191
France	—	33,160,742	—	33,160,742
Italy	—	13,489,718	—	13,489,718
Liechtenstein	3,282,139	—	—	3,282,139
Netherlands	—	10,473,572	—	10,473,572
South Africa	—	12,131,390	—	12,131,390
Spain	—	3,106,735	—	3,106,735
Turkey	5,475,258	—	—	5,475,258
United Kingdom	60,708,386	—	—	60,708,386
United States	299,387,792	—	—	299,387,792
Zambia	6,383,846	—	—	6,383,846
Money Market Funds	34,796,620	—	—	34,796,620
Total Investments	$531,718,540	$99,711,212	$—	$631,429,752

See Notes to Financial Statements

14

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2024 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 95.6%
Australia: 16.4%
Bellevue Gold Ltd. *	22,996,763	$27,369,110
De Grey Mining Ltd. *	15,922,548	12,080,341
Emerald Resources NL * †	6,794,751	15,966,490
Northern Star Resources Ltd.	2,281,200	19,810,072
OceanaGold Corp. (CAD)	4,659,000	10,693,513
Perseus Mining Ltd.	1,972,600	3,097,285
Predictive Discovery Ltd. * †	82,421,400	9,535,259
Resolute Mining Ltd. *	26,884,735	9,349,090
West African Resources Ltd. *	9,377,989	10,060,337
		117,961,497
Brazil: 4.1%
Wheaton Precious Metals Corp. (USD)	560,193	29,365,317
Canada: 55.3%
Agnico Eagle Mines Ltd. (USD)	549,748	35,953,519
Alamos Gold, Inc. (USD)	2,316,823	36,327,785
Allied Gold Corp. *	1,526,368	3,280,232
Artemis Gold, Inc. * †	1,885,505	13,534,344
B2Gold Corp.	3,342,872	8,967,757
B2Gold Corp. (USD)	798,441	2,155,791
Barrick Gold Corp. (USD)	772,000	12,876,960
Bear Creek Mining Corp. * ø	948,000	228,676
Calibre Mining Corp. *	4,853,000	6,385,293
Franco-Nevada Corp. (USD)	195,200	23,135,104
G Mining Ventures Corp. * †	10,281,966	17,737,246
G2 Goldfields Inc. (USD) *	3,905,600	4,034,485
G2 Goldfields, Inc. *	1,127,000	1,169,797
Galiano Gold, Inc. *	4,432,000	7,613,172
Galway Metals, Inc. * † †	5,301,789	1,375,780
GoGold Resources, Inc. * †	3,120,018	3,056,046
GoGold Resources, Inc. * ø	2,725,643	2,669,757
Karora Resources, Inc. * †	1,937,000	8,438,668
Kinross Gold Corp. (USD)	4,632,318	38,540,886
Liberty Gold Corp. † ø	13,249,620	2,919,943
Liberty Gold Corp. * † ø	10,822,000	2,491,817
Liberty Gold Corp. * †	21,139,114	4,867,381
Lundin Gold, Inc.	1,277,000	18,864,932
MAG Silver Corp. * †	1,189,000	13,888,542
Montage Gold Corp. * †	4,554,000	4,394,050
O3 Mining, Inc. *	1,807,700	1,783,849
Orezone Gold Corp. * †	3,289,407	1,586,937
Osisko Gold Royalties Ltd. (USD)	1,966,700	30,641,186
Pan American Silver Corp. (USD)	1,758,700	34,962,956
Probe Gold, Inc. * †	3,434,223	3,087,675
Reunion Gold Corp. *	30,191,820	15,007,081
Silver Tiger Metals, Inc. *	5,982,500	918,333
Skeena Resources Ltd. * †	1,264,550	6,784,691
Snowline Gold Corp. * †	1,933,000	7,488,688
Snowline Gold Corp. ø	529,000	1,976,284
Thesis Gold, Inc. * † †	13,043,768	5,720,742
Torex Gold Resources, Inc. *	408,121	6,324,451
	Number of Shares	Value
Canada (continued)
West Red Lake Gold Mines Ltd. *	11,157,000	$5,056,350
		396,247,186
South Africa: 7.6%
Anglogold Ashanti Plc (USD)	1,134,600	28,512,498
Gold Fields Ltd. (ADR) †	1,724,300	25,692,070
		54,204,568
Turkey: 1.5%
Eldorado Gold Corp. (USD) *	747,033	11,048,618
United Kingdom: 0.8%
Endeavour Mining Plc (CAD)	278,731	5,888,181
United States: 9.9%
Freeport-McMoRan, Inc.	278,000	13,510,800
Newmont Corp.	828,426	34,686,196
Royal Gold, Inc.	180,300	22,566,348
		70,763,344
Total Common Stocks (Cost: $443,835,153)		685,478,711

WARRANTS: 0.1%
Canada: 0.1%
Liberty Gold Corp., CAD 0.45, exp. 05/17/26†∞ ø	6,624,810	299,801
Marathon Gold Corp., CAD 2.19, exp. 09/19/24∞	635,000	20,418
Reunion Gold Corp., CAD 0.39, exp. 07/06/24∞	3,605,160	797,241
Total Warrants (Cost: $269,205)		1,117,460

EXCHANGE TRADED FUND: 3.9%(a) (Cost: $26,027,264)
United States: 3.9%
SPDR Gold MiniShares Trust *	608,000	28,022,720

MONEY MARKET FUND: 0.3% (Cost: $1,835,432)
Invesco Treasury Portfolio - Institutional Class	1,835,432	1,835,432

Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $471,967,054)		716,454,323

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.0%
Money Market Fund: 1.0% (Cost: $7,239,687)

See Notes to Financial Statements

15

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio	7,239,687	$7,239,687

Total Investments: 100.9% (Cost: $479,206,741)		723,694,010
Liabilities in excess of other assets: (0.9)%		(6,526,078)
NET ASSETS: 100.0%		$717,167,932

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $21,805,100.
ø	Restricted Security – the aggregate value of restricted securities is $10,586,278, or 1.5% of net assets
†	Affiliated issuer – as defined under the Investment Company Act of 1940.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(a)	The underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www. sec.gov.

Restricted securities held by the Fund as of June 30, 2024 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Bear Creek Mining Corp.	08/15/2015	948,000	$2,824,202	$228,676	0.0%
GoGold Resources, Inc.	08/31/2020	2,725,643	2,002,864	2,669,757	0.4%
Liberty Gold Corp. *	05/17/2024	6,624,810	0	299,801	0.0%
Liberty Gold Corp.	10/04/2021	10,822,000	5,624,767	2,491,817	0.4%
Liberty Gold Corp.	05/17/2024	13,249,620	3,407,574	2,919,943	0.4%
Snowline Gold Corp.	04/25/2024	529,000	2,130,306	1,976,284	0.3%
			$15,989,713	$10,586,278	1.5%

*	Warrants

Transactions in securities of affiliates for the period ended June 30, 2024 were as follows:

	Value 12/31/2023	Purchases	Sales Proceeds	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/2024	Dividend Income
Galway Metals, Inc.	$1,620,486	$–	$–	$–	$(244,706)	$1,375,780	$–
Goldsource Mines, Inc.	862,838	–	(1,515,528)	(1,555,916)	2,208,606	–	–
Liberty Gold Corp.	4,945,568	–	–	–	(78,187)	4,867,381	–
Liberty Gold Corp.ø	–(a)	–	–	–	(80,863)	2,491,817	–
Liberty Gold Corp.ø	–	3,407,574	–	–	(487,631)	2,919,943	–
Liberty Gold Corp.*ø	–	–	–	–	299,800	299,800	–
Thesis Gold, Inc.	–(a)	4,539,383	–	–	(610,512)	5,720,742	–
West Red Lake Gold Mines Ltd.	6,904,449	–	–	–	(1,848,099)	–(b)	–
	$14,333,341	$7,946,957	$(1,515,528)	$(1,555,916)	$(841,592)	$17,675,463	$–

See Notes to Financial Statements

16

Footnotes:

ø	Restricted Security.
(a)	Security held by the Fund, however not classified as an affiliate at the beginning of the reporting period.
*	Warrants
(b)	Security held by the Fund, however not classified as an affiliate at the end of the reporting period.

The summary of inputs used to value the Fund’s investments as of June 30, 2024 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks
Australia	$10,693,513	$107,267,984	$—	$117,961,497
Brazil	29,365,317	—	—	29,365,317
Canada	385,960,709	10,286,477	—	396,247,186
South Africa	54,204,568	—	—	54,204,568
Turkey	11,048,618	—	—	11,048,618
United Kingdom	5,888,181	—	—	5,888,181
United States	70,763,344	—	—	70,763,344
Warrants *	—	—	1,117,460	1,117,460
Exchange Traded Fund	28,022,720	—	—	28,022,720
Money Market Funds	9,075,119	—	—	9,075,119
Total Investments	$605,022,089	$117,554,461	$1,117,460	$723,694,010

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

17

VANECK MORNINGSTAR WIDE MOAT FUND

SCHEDULE OF INVESTMENTS

June 30, 2024 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.8%
Banks: 2.4%
US Bancorp	16,060	$637,582
Capital Goods: 15.1%
Allegion plc	5,317	628,204
Boeing Co. *	1,824	331,986
Emerson Electric Co.	3,072	338,411
Honeywell International, Inc.	1,670	356,612
Huntington Ingalls Industries, Inc.	1,370	337,472
Lockheed Martin Corp.	776	362,470
Masco Corp.	4,833	322,216
Northrop Grumman Corp.	780	340,041
Rockwell Automation, Inc.	1,271	349,881
RTX Corp.	6,821	684,760
		4,052,053
Commercial & Professional Services: 4.6%
Equifax, Inc.	2,560	620,697
TransUnion	8,412	623,834
		1,244,531
Consumer Discretionary Distribution & Retail: 3.7%
Amazon.com, Inc. *	1,925	372,006
Etsy, Inc. *	10,296	607,258
		979,264
Consumer Durables & Apparel: 2.0%
NIKE, Inc.	7,053	531,585
Consumer Services: 2.3%
Starbucks Corp.	7,860	611,901
Financial Services: 3.7%
Charles Schwab Corp.	4,888	360,197
MarketAxess Holdings, Inc.	3,217	645,105
		1,005,302
Food, Beverage & Tobacco: 9.2%
Altria Group, Inc.	15,403	701,606
Brown-Forman Corp.	7,768	335,500
Campbell Soup Co.	15,545	702,478
PepsiCo, Inc.	2,060	339,756
Philip Morris International, Inc.	3,702	375,124
		2,454,464
Health Care Equipment & Services: 5.7%
Medtronic Plc	3,884	305,710
Veeva Systems, Inc. *	3,242	593,318
Zimmer Biomet Holdings, Inc.	5,796	629,040
		1,528,068
Household & Personal Products: 5.8%
Clorox Co.	2,545	347,316
Estee Lauder Cos, Inc.	5,288	562,643
Kenvue, Inc.	36,070	655,753
		1,565,712
	Number of Shares	Value
Materials: 5.3%
Corteva, Inc.	12,552	$677,055
International Flavors & Fragrances, Inc.	7,785	741,210
		1,418,265
Media & Entertainment: 5.4%
Alphabet, Inc.	2,521	459,200
Comcast Corp.	16,824	658,828
Walt Disney Co.	3,307	328,352
		1,446,380
Pharmaceuticals, Biotechnology & Life Sciences: 14.5%
Agilent Technologies, Inc.	4,765	617,687
Biogen, Inc. *	1,500	347,730
Bio-Rad Laboratories, Inc. *	1,176	321,177
Bristol-Myers Squibb Co.	14,195	589,518
Gilead Sciences, Inc.	9,810	673,064
Pfizer, Inc.	24,477	684,867
Thermo Fisher Scientific, Inc.	579	320,187
Waters Corp. *	1,107	321,163
		3,875,393
Semiconductors & Semiconductor Equipment: 3.0%
Microchip Technology, Inc.	3,757	343,765
Teradyne, Inc.	3,031	449,467
		793,232
Software & Services: 14.4%
Adobe, Inc. *	1,342	745,535
Autodesk, Inc. *	2,754	681,477
Fortinet, Inc. *	10,105	609,029
Microsoft Corp.	814	363,817
Roper Technologies, Inc.	614	346,087
Salesforce, Inc.	1,413	363,282
Tyler Technologies, Inc. *	800	402,224
Workday, Inc. *	1,580	353,225
		3,864,676
Technology Hardware & Equipment: 1.2%
Keysight Technologies, Inc. *	2,413	329,978
Transportation: 1.5%
CH Robinson Worldwide, Inc.	4,615	406,674
Total Common Stocks (Cost: $25,213,455)		26,745,060

MONEY MARKET FUND: 0.3% (Cost: $71,987)
Invesco Treasury Portfolio - Institutional Class	71,987	71,987

Total Investments: 100.1% (Cost: $25,285,442)		26,817,047
Liabilities in excess of other assets: (0.1)%		(30,043)
NET ASSETS: 100.0%		$26,787,004

Footnotes:

*	Non-income producing

See Notes to Financial Statements

18

The summary of inputs used to value the Fund’s investments as of June 30, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$26,745,060	$—	$—	$26,745,060
Money Market Fund	71,987	—	—	71,987
Total Investments	$26,817,047	$—	$—	$26,817,047

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

19

VANECK FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2024 (unaudited)

	CM Commodity Index Fund (a)	Emerging Markets Bond Fund	Emerging Markets Fund	Global Resources Fund
Assets:
Investments, at value (1) (2)	$556,540,826	$76,036,394	$517,110,128	$627,510,249
Short-term investments held as collateral for securities loaned (3)	—	1,500,716	3,063	3,919,503
Total return swap contracts, at value	348,019	—	—	—
Cash	360,650	17,371	3,108	1,066
Cash denominated in foreign currency, at value (4)	—	10,708	559,321	3,198
Receivables:
Investment securities sold	—	—	514,903	—
Shares of beneficial interest sold	1,259,623	89,414	80,083	236,007
Dividends and interest	161,511	1,669,283	843,629	890,541
Prepaid expenses	479	36	1,221	4,914
Total assets	558,671,108	79,323,922	519,115,456	632,565,478
Liabilities:
Payables:
Investment securities purchased	—	—	—	2,611,989
Shares of beneficial interest redeemed	1,217,750	87,765	340,875	191,095
Collateral for securities loaned	—	1,500,716	3,063	3,919,503
Due to Adviser	210,581	27,910	224,006	404,946
Due to Distributor	7,545	2,247	17,640	36,287
Deferred Trustee fees	430,106	26,203	1,364,934	581,272
Accrued expenses	259,477	81,358	690,773	806,465
Accrued foreign taxes	—	—	4,672,746	—
Unrealized depreciation on forward foreign currency contracts	—	1,642	—	—
Total liabilities	2,125,459	1,727,841	7,314,037	8,551,557
NET ASSETS	$556,545,649	$77,596,081	$511,801,419	$624,013,921
Net Assets consist of:
Aggregate paid in capital	$539,162,259	$112,049,611	$714,383,875	$1,428,646,730
Total distributable earnings (loss)	17,383,390	(34,453,530)	(202,582,456)	(804,632,809)
NET ASSETS	$556,545,649	$77,596,081	$511,801,419	$624,013,921
(1) Value of securities on loan	$—	$1,430,392	$10,803,683	$41,738,684
(2) Cost of investments	$556,531,351	$75,624,677	$399,594,492	$485,433,316
(3) Cost of short-term investments held as collateral for securities loaned	$—	$1,500,716	$3,063	$3,919,503
(4) Cost of cash denominated in foreign currency	$—	$10,610	$560,304	$3,194

See Notes to Financial Statements

20

VANECK FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2024 (unaudited) (continued)

	CM Commodity Index Fund (a)	Emerging Markets Bond Fund	Emerging Markets Fund	Global Resources Fund
Class A Shares:
Net Assets	$23,915,309	$7,958,958	$48,560,898	$118,522,100
Shares of beneficial interest outstanding	346,655	1,521,258	3,361,779	2,937,428
Net asset value and redemption price per share	$68.99	$5.23	$14.45	$40.35
Maximum offering price per share (Net asset value per share ÷ 94.25%)	$73.20	$5.55	$15.33	$42.81
Class C Shares:
Net Assets	N/A	N/A	$7,628,992	$8,284,060
Shares of beneficial interest outstanding	N/A	N/A	617,188	244,889
Net asset value and redemption price per share (Redemption may be subject to a contingent deferred sales charge within one year of ownership)	N/A	N/A	$12.36	$33.83
Class I Shares:
Net Assets	$122,774,985	$25,776,679	$108,867,545	$345,576,391
Shares of beneficial interest outstanding	1,709,519	4,890,523	7,031,839	8,122,398
Net asset value and redemption price per share	$71.82	$5.27	$15.48	$42.55
Class Y Shares:
Net Assets	$409,855,355	$43,860,444	$279,488,088	$151,631,370
Shares of beneficial interest outstanding	5,735,768	8,299,263	18,904,391	3,676,115
Net asset value and redemption price per share	$71.46	$5.28	$14.78	$41.25
Class Z Shares:
Net Assets	N/A	N/A	$67,255,896	N/A
Shares of beneficial interest outstanding	N/A	N/A	4,330,741	N/A
Net asset value and redemption price per share	N/A	N/A	$15.53	N/A

(a)	Consolidated Statement of Assets and Liabilities

See Notes to Financial Statements

21

VANECK FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2024 (unaudited)

	International Investors Gold Fund (a)	Morningstar Wide Moat Fund
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$698,778,860	$26,817,047
Affiliated issuers (3)	17,675,463	—
Short-term investments held as collateral for securities loaned (4)	7,239,687	—
Cash	48,211	—
Cash denominated in foreign currency, at value (5)	1,041,952	—
Receivables:
Investment securities sold	1,033,926	2,603,295
Shares of beneficial interest sold	454,849	878
Due from Adviser	—	2,286
Dividends and interest	281,368	46,008
Prepaid expenses	11,087	12
Total assets	726,565,403	29,469,526
Liabilities:
Payables:
Investment securities purchased	217,118	—
Shares of beneficial interest redeemed	531,954	2,614,168
Collateral for securities loaned	7,239,687	—
Due to Adviser	405,896	—
Due to Distributor	86,196	—
Deferred Trustee fees	590,695	11,818
Accrued expenses	325,925	56,536
Total liabilities	9,397,471	2,682,522
NET ASSETS	$717,167,932	$26,787,004
Net Assets consist of:
Aggregate paid in capital	$833,700,486	$23,837,197
Total distributable earnings (loss)	(116,532,554)	2,949,807
NET ASSETS	$717,167,932	$26,787,004
(1) Value of securities on loan	$21,805,100	$—
(2) Cost of investments - Unaffiliated issuers	$434,672,210	$25,285,441
(3) Cost of investments - Affiliated issuers	$37,294,844	$—
(4) Cost of short-term investments held as collateral for securities loaned	$7,239,687	$—
(5) Cost of cash denominated in foreign currency	$1,041,723	$—

See Notes to Financial Statements

22

VANECK FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2024 (unaudited) (continued)

	International Investors Gold Fund (a)	Morningstar Wide Moat Fund
Class A Shares:
Net Assets	$262,828,717	N/A
Shares of beneficial interest outstanding	25,003,647	N/A
Net asset value and redemption price per share	$10.51	N/A
Maximum offering price per share (Net asset value per share ÷ 94.25%)	$11.15	N/A
Class C Shares:
Net Assets	$32,379,013	N/A
Shares of beneficial interest outstanding	3,790,264	N/A
Net asset value and redemption price per share (Redemption may be subject to a contingent deferred sales charge within one year of ownership)	$8.54	N/A
Class I Shares:
Net Assets	$135,313,263	$4,483,849
Shares of beneficial interest outstanding	9,266,418	135,814
Net asset value and redemption price per share	$14.60	$33.01
Class Y Shares:
Net Assets	$286,646,939	N/A
Shares of beneficial interest outstanding	26,316,905	N/A
Net asset value and redemption price per share	$10.89	N/A
Class Z Shares:
Net Assets	N/A	$22,303,155
Shares of beneficial interest outstanding	N/A	687,371
Net asset value and redemption price per share	N/A	$32.45

(a)	Consolidated Statement of Assets and Liabilities

See Notes to Financial Statements

23

VANECK FUNDS

STATEMENTS OF OPERATIONS

For the Period Ended June 30, 2024 (unaudited)

	CM Commodity Index Fund(a)	Emerging Markets Bond Fund	Emerging Markets Fund	Global Resources Fund
Income:
Dividends - unaffiliated issuers	$941,761	$78,209	$5,764,287	$8,592,511
Interest	13,182,495	3,144,682	32	—
Securities lending income	20,189	3,273	13,669	82,544
Foreign taxes withheld	—	(39,642)	(590,322)	(397,415)
Total income	14,144,445	3,186,522	5,187,666	8,277,640
Expenses:
Management fees	1,740,598	313,357	2,184,389	3,117,210
Administration fees	—	—	728,130	—
Distribution fees – Class A	31,061	10,267	72,269	142,967
Distribution fees – Class C	—	—	39,511	42,510
Transfer agent fees – Class A	29,105	11,500	52,529	129,893
Transfer agent fees – Class C	—	—	15,364	17,703
Transfer agent fees – Class I	109,381	19,072	152,682	174,531
Transfer agent fees – Class Y	294,738	27,295	182,380	152,076
Transfer agent fees – Class Z	—	—	7,627	—
Custodian fees	12,809	17,511	167,778	23,796
Professional fees	51,845	48,383	41,123	50,039
Registration fees – Class A	7,631	6,693	4,880	7,336
Registration fees – Class C	—	—	7,138	6,734
Registration fees – Class I	6,782	6,567	5,671	7,058
Registration fees – Class Y	13,965	13,898	7,212	10,676
Registration fees – Class Z	—	—	6,751	—
Reports to shareholders	48,215	8,570	15,294	25,615
Insurance	16,432	7,352	24,533	24,461
Trustees’ fees and expenses	58,177	8,378	83,239	83,245
Interest	—	6,802	82,306	981
Taxes	58	243	243	529
Other	5,868	3,113	9,573	9,595
Total expenses	2,426,665	509,001	3,890,622	4,026,955
Expenses assumed by the Adviser	(552,766)	(132,653)	(558,232)	(621,819)
Net expenses	1,873,899	376,348	3,332,390	3,405,136
Net investment income	12,270,546	2,810,174	1,855,276	4,872,504
Net realized gain (loss) on:
Investments - unaffiliated issuers (1)	5	160,567	30,825,442	6,913,056
Swap contracts	4,932,628	—	—	—
Forward foreign currency contracts	—	18,100	—	—
Foreign currency transactions and foreign denominated assets and liabilities	—	(32,327)	(856,004)	25,980
Net realized gain	4,932,633	146,340	29,969,438	6,939,036
Net change in unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers (2)	(84,337)	(2,650,802)	7,258,795	11,980,277
Swap contracts	17,320,858	—	—	—
Forward foreign currency contracts	—	(1,642)	—	—
Foreign currency translations and foreign denominated assets and liabilities	—	(14,386)	(12,349)	2,997
Net change in unrealized appreciation (depreciation)	17,236,521	(2,666,830)	7,246,446	11,983,274
Net increase in net assets resulting from operations	$34,439,700	$289,684	$39,071,160	$23,794,814
(1) Net of foreign taxes	$—	$2,740	$3,001,541	$—
(2) Net of foreign taxes	$—	$638	$495,730	$—

(a)	Consolidated Statement of Operations

See Notes to Financial Statements

24

VANECK FUNDS

STATEMENTS OF OPERATIONS

For the Period Ended June 30, 2024 (unaudited)

	International Investors Gold Fund(a)	Morningstar Wide Moat Fund
Income:
Dividends - unaffiliated issuers	$4,960,491	$264,706
Interest	276	—
Securities lending income	266,965	—
Foreign taxes withheld	(557,893)	—
Total income	4,669,839	264,706
Expenses:
Management fees	2,486,138	63,018
Administration fees	860,621	—
Distribution fees – Class A	313,038	—
Distribution fees – Class C	157,145	—
Transfer agent fees – Class A	180,808	—
Transfer agent fees – Class C	31,496	—
Transfer agent fees – Class I	58,942	7,964
Transfer agent fees – Class Y	116,832	—
Transfer agent fees – Class Z	—	7,325
Custodian fees	20,567	9,495
Professional fees	45,932	36,365
Registration fees – Class A	5,577	—
Registration fees – Class C	7,531	—
Registration fees – Class I	8,918	8,389
Registration fees – Class Y	4,747	—
Registration fees – Class Z	—	8,389
Reports to shareholders	26,937	3,696
Insurance	23,774	2,986
Trustees’ fees and expenses	67,250	2,195
Interest	9,714	193
Taxes	243	243
Other	8,403	1,421
Total expenses	4,434,613	151,679
Expenses assumed by the Adviser	(122,871)	(79,112)
Net expenses	4,311,742	72,567
Net investment income	358,097	192,139
Net realized gain (loss) on:
Investments - unaffiliated issuers	75,113,529	1,456,692
Investments - affiliated issuers	(1,555,916)	—
Forward foreign currency contracts	(27,540)	—
Foreign currency transactions and foreign denominated assets and liabilities	(65,138)	—
Net realized gain	73,464,935	1,456,692
Net change in unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	(22,085,189)	(1,062,181)
Investments - affiliated issuers	(841,592)	—
Foreign currency translations and foreign denominated assets and liabilities	900	—
Net change in unrealized appreciation (depreciation)	(22,925,881)	(1,062,181)
Net increase in net assets resulting from operations	$50,897,151	$586,650

(a)	Consolidated Statement of Operations

See Notes to Financial Statements

25

VANECK FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CM Commodity Index Fund (a)		Emerging Markets Bond Fund
	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
Operations:
Net investment income	$12,270,546	$23,839,894	$2,810,174	$4,142,986
Net realized gain (loss)	4,932,633	(14,947,056)	146,340	(1,610,032)
Net change in unrealized appreciation (depreciation)	17,236,521	(22,032,234)	(2,666,830)	3,340,130
Net increase (decrease) in net assets resulting from operations	34,439,700	(13,139,396)	289,684	5,873,084
Distributions to shareholders from:
Distributable earnings
Class A	—	(906,235)	(266,675)	(339,047)
Class I	—	(4,894,664)	(975,344)	(1,182,324)
Class Y	—	(12,449,594)	(1,578,738)	(1,408,544)
	—	(18,250,493)	(2,820,757)	(2,929,915)
Return of capital
Class A	—	—	—	(171,175)
Class I	—	—	—	(596,580)
Class Y	—	—	—	(711,118)
	—	—	—	(1,478,873)
Total distributions	—	(18,250,493)	(2,820,757)	(4,408,788)
Share transactions:
Proceeds from sale of shares
Class A	2,165,991	18,105,631	2,718,836	9,688,303
Class I	30,100,641	72,884,419	2,640,391	34,840,981
Class Y	86,686,632	166,563,103	12,985,700	50,415,663
	118,953,264	257,553,153	18,344,927	94,944,947
Reinvestment of distributions
Class A	—	870,928	229,124	419,733
Class I	—	2,597,941	944,447	1,725,107
Class Y	—	12,071,878	1,518,848	2,065,108
	—	15,540,747	2,692,419	4,209,948
Cost of shares redeemed
Class A	(5,515,288)	(14,180,913)	(3,351,261)	(6,819,882)
Class I	(46,800,354)	(170,940,313)	(5,965,724)	(9,980,347)
Class Y	(39,698,280)	(140,405,599)	(16,611,991)	(8,284,813)
	(92,013,922)	(325,526,825)	(25,928,976)	(25,085,042)
Net increase (decrease) in net assets resulting from share transactions	26,939,342	(52,432,925)	(4,891,630)	74,069,853
Total increase (decrease) in net assets	61,379,042	(83,822,814)	(7,422,703)	75,534,149
Net Assets, beginning of period	495,166,607	578,989,421	85,018,784	9,484,635
Net Assets, end of period	$556,545,649	$495,166,607	$77,596,081	$85,018,784

(a)	Consolidated Statement of Changes in Net Assets

See Notes to Financial Statements

26

VANECK FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Emerging Markets Fund		Global Resources Fund
	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
Operations:
Net investment income	$1,855,276	$8,064,961	$4,872,504	$19,233,366
Net realized gain (loss)	29,969,438	(120,378,141)	6,939,036	65,460,321
Net change in unrealized appreciation (depreciation)	7,246,447	201,049,127	11,983,274	(127,658,621)
Net increase (decrease) in net assets resulting from operations	39,071,161	88,735,947	23,794,814	(42,964,934)
Distributions to shareholders from:
Distributable earnings
Class A	—	(755,540)	—	(2,692,002)
Class C	—	(27,106)	—	(175,824)
Class I	—	(5,353,048)	—	(9,665,478)
Class Y	—	(5,148,735)	—	(4,718,199)
Class Z	—	(1,217,706)	—	—
Total distributions	—	(12,502,135)	—	(17,251,503)
Share transactions:
Proceeds from sale of shares
Class A	3,308,641	15,737,452	8,151,229	13,539,936
Class C	42,871	544,282	258,068	681,294
Class I	6,634,940	23,354,312	6,799,529	77,899,751
Class Y	23,050,373	72,086,635	10,645,024	50,961,597
Class Z	13,608,192	11,356,023	—	—
	46,645,017	123,078,704	25,853,850	143,082,578
Reinvestment of distributions
Class A	—	669,809	—	2,480,488
Class C	—	23,486	—	148,352
Class I	—	4,673,774	—	5,386,485
Class Y	—	4,345,429	—	3,892,023
Class Z	—	297,253	—	—
	—	10,009,751	—	11,907,348
Cost of shares redeemed
Class A	(23,686,601)	(18,102,659)	(11,521,086)	(30,398,516)
Class C	(1,604,877)	(4,201,670)	(1,851,197)	(3,808,824)
Class I	(226,688,342)	(126,209,869)	(35,105,132)	(193,640,890)
Class Y	(84,326,338)	(177,705,112)	(51,664,271)	(151,500,336)
Class Z	(21,737,501)	(21,086,538)	—	—
	(358,043,659)	(347,305,848)	(100,141,686)	(379,348,566)
Net decrease in net assets resulting from share transactions	(311,398,642)	(214,217,393)	(74,287,836)	(224,358,640)
Total decrease in net assets	(272,327,481)	(137,983,581)	(50,493,022)	(284,575,077)
Net Assets, beginning of period	784,128,900	922,112,481	674,506,943	959,082,020
Net Assets, end of period	$511,801,419	$784,128,900	$624,013,921	$674,506,943

See Notes to Financial Statements

27

VANECK FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	International Investors Gold Fund (a)		Morningstar Wide Moat Fund
	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
Operations:
Net investment income	$358,097	$1,610,071	$192,139	$215,698
Net realized gain	73,464,934	12,657,134	1,456,692	1,502,869
Net change in unrealized appreciation (depreciation)	(22,925,881)	52,786,993	(1,062,181)	3,374,542
Net increase in net assets resulting from operations	50,897,150	67,054,198	586,650	5,093,109
Distributions to shareholders from:
Distributable earnings
Class A	—	(275,896)	—	—
Class I	—	(623,495)	—	(329,521)
Class Y	—	(1,102,243)	—	—
Class Z	—	—	—	(1,058,435)
Total distributions	—	(2,001,634)	—	(1,387,956)
Share transactions:
Proceeds from sale of shares
Class A	17,372,382	47,499,852	—	—
Class C	910,245	2,515,008	—	—
Class I	12,919,168	20,730,423	1,262,899	3,786,240
Class Y	31,042,958	73,267,629	—	—
Class Z	—	—	4,782,334	1,941,335
	62,244,753	144,012,912	6,045,233	5,727,575
Reinvestment of distributions
Class A	—	241,220	—	—
Class I	—	616,953	—	329,521
Class Y	—	989,392	—	—
Class Z	—	—	—	1,058,435
	—	1,847,565	—	1,387,956
Cost of shares redeemed
Class A	(33,909,103)	(53,093,312)	—	—
Class C	(4,066,579)	(7,813,427)	—	—
Class I	(49,915,809)	(28,277,328)	(2,973,538)	(473,013)
Class Y	(39,401,882)	(66,204,246)	—	—
Class Z	—	—	(1,122,415)	(1,291,095)
	(127,293,373)	(155,388,313)	(4,095,953)	(1,764,108)
Net increase (decrease) in net assets resulting from share transactions	(65,048,620)	(9,527,836)	1,949,280	5,351,423
Total increase (decrease) in net assets	(14,151,470)	55,524,728	2,535,930	9,056,576
Net Assets, beginning of period	731,319,402	675,794,674	24,251,074	15,194,498
Net Assets, end of period	$717,167,932	$731,319,402	$26,787,004	$24,251,074

(a)	Consolidated Statement of Changes in Net Assets

See Notes to Financial Statements

28

CM COMMODITY INDEX FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class A (a)
	Six Months		Year Ended December 31,
	Ended June 30, 2024 (unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period	$64.86		$69.15	$75.75	$69.90	$69.15	$64.35
Net investment income (loss) (b)	1.46		2.73	0.30	(0.75)	(0.15)	0.90
Net realized and unrealized gain (loss) on investments	2.67		(4.70)	11.10	23.55	0.92 (c)	4.50
Total from investment operations	4.13		(1.97)	11.40	22.80	0.75	5.40
Distributions from:
Net investment income	—		(2.32)	(18.00)	(16.95)	(0.02)	(0.60)
Net asset value, end of period	$68.99		$64.86	$69.15	$75.75	$69.90	$69.15
Total return (d)	6.37%		(2.87)%	15.29%	32.96%	1.11%	8.37%

Ratios to average net assets
Gross expenses	1.27	%(e)	1.32%	1.36%	1.38%	1.41%	1.43%
Net expenses	0.95	%(e)	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income (loss)	4.33	%(e)	4.00%	0.39%	(0.91)%	(0.28)%	1.24%
Supplemental data
Net assets, end of period (in millions)	$24		$26	$22	$31	$22	$27
Portfolio turnover rate(f)	—%		—%	—%	—%	—%	—%

(a)	On September 11, 2023, the Fund effected a 1 for 15 reverse share split (See Note 12). Per share data prior to this date has been adjusted to reflect the reverse share split.
(b)	Calculated based upon average shares outstanding
(c)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(d)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(e)	Annualized
(f)	Portfolio turnover is not annualized.

See Notes to Financial Statements

29

CM COMMODITY INDEX FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class I (a)
	Six Months		Year Ended December 31,
	Ended June 30, 2024 (unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period	$67.42		$71.85	$78.00	$71.70	$70.65	$65.85
Net investment income (loss) (b)	1.62		3.00	0.60	(0.60)	—	1.05
Net realized and unrealized gain (loss) on investments	2.78		(4.88)	11.55	24.15	1.07 (c)	4.50
Total from investment operations	4.40		(1.88)	12.15	23.55	1.07	5.55
Distributions from:
Net investment income	—		(2.55)	(18.30)	(17.25)	(0.02)	(0.75)
Net asset value, end of period	$71.82		$67.42	$71.85	$78.00	$71.70	$70.65
Total return (d)	6.53%		(2.63)%	15.87%	33.07%	1.51%	8.55%

Ratios to average net assets
Gross expenses	0.91	%(e)	0.89%	0.92%	0.90%	0.93%	0.97%
Net expenses	0.65	%(e)	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income (loss)	4.63	%(e)	4.24%	0.72%	(0.61)%	(0.10)%	1.50%
Supplemental data
Net assets, end of period (in millions)	$123		$131	$234	$295	$193	$195
Portfolio turnover rate(f)	—%		—%	—%	—%	—%	—%

(a)	On September 11, 2023, the Fund effected a 1 for 15 reverse share split (See Note 12). Per share data prior to this date has been adjusted to reflect the reverse share split.
(b)	Calculated based upon average shares outstanding
(c)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(d)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(e)	Annualized
(f)	Portfolio turnover is not annualized.

See Notes to Financial Statements

30

CM COMMODITY INDEX FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Y (a)
	Six Months		Year Ended December 31,
	Ended June 30, 2024 (unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period	$67.09		$71.55	$77.70	$71.40	$70.50	$65.55
Net investment income (loss) (b)	1.60		2.99	0.60	(0.60)	—	1.05
Net realized and unrealized gain (loss) on investments	2.77		(4.96)	11.55	24.15	0.92 (c)	4.65
Total from investment operations	4.37		(1.97)	12.15	23.55	0.92	5.70
Distributions from:
Net investment income	—		(2.49)	(18.30)	(17.25)	(0.02)	(0.75)
Net asset value, end of period	$71.46		$67.09	$71.55	$77.70	$71.40	$70.50
Total return (d)	6.51%		(2.77)%	15.87%	33.14%	1.30%	8.73%

Ratios to average net assets
Gross expenses	0.88	%(e)	0.93%	1.00%	0.98%	1.03%	1.04%
Net expenses	0.70	%(e)	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income (loss)	4.58	%(e)	4.24%	0.70%	(0.64)%	0.00%	1.53%
Supplemental data
Net assets, end of period (in millions)	$410		$339	$323	$330	$209	$247
Portfolio turnover rate(f)	—%		—%	—%	—%	—%	—%

(a)	On September 11, 2023, the Fund effected a 1 for 15 reverse share split (See Note 12). Per share data prior to this date has been adjusted to reflect the reverse share split.
(b)	Calculated based upon average shares outstanding
(c)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(d)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(e)	Annualized
(f)	Portfolio turnover is not annualized.

See Notes to Financial Statements

31

EMERGING MARKETS BOND FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class A
	Six Months		Year Ended December 31,
	Ended June 30, 2024 (unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period	$5.38		$5.21	$6.07	$6.67	$6.44	$6.15
Net investment income (a)	0.18		0.36	0.39	0.31	0.39	0.47
Net realized and unrealized gain (loss) on investments	(0.16)		0.18	(0.87)	(0.60)	0.26	0.28
Total from investment operations	0.02		0.54	(0.48)	(0.29)	0.65	0.75
Distributions from:
Net investment income	(0.17)		(0.25)	(0.19)	(0.23)	(0.31)	(0.40)
Return of capital	—		(0.12)	(0.19)	(0.08)	(0.11)	(0.06)
Total distributions	(0.17)		(0.37)	(0.38)	(0.31)	(0.42)	(0.46)
Net asset value, end of period	$5.23		$5.38	$5.21	$6.07	$6.67	$6.44
Total return (b)	0.41%		10.70%	(7.73)%	(4.43)%	11.24%	12.61%

Ratios to average net assets
Gross expenses	1.75	%(c)	2.08%	2.55%	2.33%	2.30%	2.69%
Net expenses	1.22	%(c)	1.23%	1.27%	1.28%	1.25%	1.26%
Net expenses excluding interest and taxes	1.20	%(c)	1.22%	1.25%	1.25%	1.25%	1.25%
Net investment income	6.92	%(c)	6.85%	7.32%	4.81%	6.40%	7.37%
Supplemental data
Net assets, end of period (in millions)	$8		$9	$5	$6	$7	$5
Portfolio turnover rate(d)	116%		238%	322%	218%	253%	302%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Annualized
(d)	Portfolio turnover is not annualized.

See Notes to Financial Statements

32

EMERGING MARKETS BOND FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class I
	Six Months		Year Ended December 31,
	Ended June 30, 2024 (unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period	$5.44		$5.26	$6.15	$6.77	$6.53	$6.25
Net investment income (a)	0.19		0.38	0.42	0.33	0.45	0.53
Net realized and unrealized gain (loss) on investments	(0.16)		0.17	(0.88)	(0.61)	0.23	0.27
Total from investment operations	0.03		0.55	(0.46)	(0.28)	0.68	0.80
Distributions from:
Net investment income	(0.20)		(0.24)	(0.21)	(0.25)	(0.32)	(0.45)
Return of capital	—		(0.13)	(0.22)	(0.09)	(0.12)	(0.07)
Total distributions	(0.20)		(0.37)	(0.43)	(0.34)	(0.44)	(0.52)
Net asset value, end of period	$5.27		$5.44	$5.26	$6.15	$6.77	$6.53
Total return (b)	0.55%		10.97%	(7.21)%	(4.30)%	11.60%	13.09%

Ratios to average net assets
Gross expenses	1.25	%(c)	1.34%	2.51%	1.74%	1.73%	2.18%
Net expenses	0.87	%(c)	0.88%	0.97%	0.96%	0.95%	0.96%
Net expenses excluding interest and taxes	0.85	%(c)	0.88%	0.95%	0.95%	0.95%	0.95%
Net investment income	7.28	%(c)	7.22%	7.69%	5.01%	7.31%	8.27%
Supplemental data
Net assets, end of period (in millions)	$26		$29	$2	$6	$16	$18
Portfolio turnover rate(d)	116%		238%	322%	218%	253%	302%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Annualized
(d)	Portfolio turnover is not annualized.

See Notes to Financial Statements

33

EMERGING MARKETS BOND FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Y
	Six Months		Year Ended December 31,
	Ended June 30, 2024 (unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period	$5.45		$5.26	$6.12	$6.73	$6.49	$6.23
Net investment income (a)	0.19		0.38	0.40	0.32	0.46	0.47
Net realized and unrealized gain (loss) on investments	(0.17)		0.18	(0.87)	(0.60)	0.22	0.32
Total from investment operations	0.02		0.56	(0.47)	(0.28)	0.68	0.79
Distributions from:
Net investment income	(0.19)		(0.25)	(0.19)	(0.25)	(0.32)	(0.46)
Return of capital	—		(0.12)	(0.20)	(0.08)	(0.12)	(0.07)
Total distributions	(0.19)		(0.37)	(0.39)	(0.33)	(0.44)	(0.53)
Net asset value, end of period	$5.28		$5.45	$5.26	$6.12	$6.73	$6.49
Total return (b)	0.40%		11.03%	(7.44)%	(4.33)%	11.59%	13.05%

Ratios to average net assets
Gross expenses	1.24	%(c)	1.35%	2.91%	2.51%	2.78%	2.60%
Net expenses	0.97	%(c)	0.97%	1.02%	1.03%	1.00%	1.02%
Net expenses excluding interest and taxes	0.95	%(c)	0.96%	1.00%	1.00%	1.00%	1.00%
Net investment income	7.16	%(c)	7.12%	7.51%	4.99%	7.42%	7.34%
Supplemental data
Net assets, end of period (in millions)	$44		$47	$2	$3	$3	$3
Portfolio turnover rate(d)	116%		238%	322%	218%	253%	302%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Annualized
(d)	Portfolio turnover is not annualized.

See Notes to Financial Statements

34

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class A
	Six Months		Year Ended December 31,
	Ended June 30, 2024 (unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period	$13.39		$12.25	$17.02	$20.96	$18.03	$14.14
Net investment income (loss) (a)	0.01		0.06	0.09	(0.04)	(0.08)	0.31
Net realized and unrealized gain (loss) on investments	1.05		1.24	(4.39)	(2.52)	3.04	3.86
Total from investment operations	1.06		1.30	(4.30)	(2.56)	2.96	4.17
Distributions from:
Net investment income	—		(0.16)	(0.47)	—	(0.03)	(0.28)
Net realized capital gains	—		—	—	(1.38)	—	—
Total distributions	—		(0.16)	(0.47)	(1.38)	(0.03)	(0.28)
Net asset value, end of period	$14.45		$13.39	$12.25	$17.02	$20.96	$18.03
Total return (b)	7.92%		10.62%	(25.23)%	(12.15)%	16.43%	29.52%

Ratios to average net assets
Gross expenses	1.59	%(c)	1.59%	1.54%	1.45%	1.47%	1.53%
Net expenses	1.59	%(c)	1.59%	1.54%	N/A	N/A	N/A
Expenses excluding interest and taxes	1.56	%(c)	1.57%	1.53%	N/A	N/A	N/A
Net investment income (loss)	0.22	%(c)	0.47%	0.65%	(0.19)%	(0.47)%	1.86%
Supplemental data
Net assets, end of period (in millions)	$49		$64	$60	$130	$157	$138
Portfolio turnover rate(d)	9%		11%	11%	38%	30%	24%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Annualized
(d)	Portfolio turnover is not annualized.

See Notes to Financial Statements

35

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class C
	Six Months		Year Ended December 31,
	Ended June 30, 2024 (unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period	$11.51		$10.54	$14.70	$18.47	$16.02	$12.60
Net investment income (loss) (a)	(0.04)		(0.05)	(0.03)	(0.18)	(0.19)	0.16
Net realized and unrealized gain (loss) on investments	0.89		1.06	(3.77)	(2.21)	2.67	3.43
Total from investment operations	0.85		1.01	(3.80)	(2.39)	2.48	3.59
Distributions from:
Net investment income	—		(0.04)	(0.36)	—	(0.03)	(0.17)
Net realized capital gains	—		—	—	(1.38)	—	—
Total distributions	—		(0.04)	(0.36)	(1.38)	(0.03)	(0.17)
Net asset value, end of period	$12.36		$11.51	$10.54	$14.70	$18.47	$16.02
Total return (b)	7.38%		9.55%	(25.82)%	(12.87)%	15.49%	28.51%

Ratios to average net assets
Gross expenses	2.69	%(c)	2.58%	2.43%	2.25%	2.27%	2.32%
Net expenses	2.53	%(c)	2.52%	2.43%	N/A	N/A	N/A
Net expenses excluding interest and taxes	2.50	%(c)	2.50%	2.42%	N/A	N/A	N/A
Net investment income (loss)	(0.66	)%(c)	(0.49)%	(0.25)%	(0.98)%	(1.25)%	1.12%
Supplemental data
Net assets, end of period (in millions)	$8		$9	$11	$24	$33	$37
Portfolio turnover rate(d)	9%		11%	11%	38%	30%	24%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Annualized
(d)	Portfolio turnover is not annualized.

See Notes to Financial Statements

36

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class I
	Six Months		Year Ended December 31,
	Ended June 30, 2024 (unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period	$14.31		$13.08	$18.16	$22.21	$19.01	$14.90
Net investment income (a)	0.04		0.14	0.17	0.06	— (b)	0.43
Net realized and unrealized gain (loss) on investments	1.13		1.33	(4.68)	(2.69)	3.23	4.05
Total from investment operations	1.17		1.47	(4.51)	(2.63)	3.23	4.48
Distributions from:
Net investment income	—		(0.24)	(0.57)	(0.04)	(0.03)	(0.37)
Net realized capital gains	—		—	—	(1.38)	—	—
Total distributions	—		(0.24)	(0.57)	(1.42)	(0.03)	(0.37)
Net asset value, end of period	$15.48		$14.31	$13.08	$18.16	$22.21	$19.01
Total return (c)	8.18%		11.26%	(24.81)%	(11.76)%	17.00%	30.11%

Ratios to average net assets
Gross expenses	1.34	%(d)	1.23%	1.19%	1.14%	1.12%	1.16%
Net expenses	1.03	%(d)	1.01%	1.01%	1.00%	1.00%	1.00%
Net expenses excluding interest and taxes	1.00	%(d)	1.00%	1.00%	N/A	N/A	N/A
Net investment income (loss)	0.56	%(d)	1.02%	1.17%	0.28%	(0.02)%	2.46%
Supplemental data
Net assets, end of period (in millions)	$109		$323	$387	$900	$1,158	$804
Portfolio turnover rate(e)	9%		11%	11%	38%	30%	24%

(a)	Calculated based upon average shares outstanding
(b)	Amount represents less than $0.005 per share.
(c)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Annualized
(e)	Portfolio turnover is not annualized.

See Notes to Financial Statements

37

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Y
	Six Months		Year Ended December 31,
	Ended June 30, 2024 (unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period	$13.68		$12.51	$17.39	$21.33	$18.28	$14.33
Net investment income (loss) (a)	0.05		0.12	0.15	0.03	(0.02)	0.39
Net realized and unrealized gain (loss) on investments	1.05		1.27	(4.48)	(2.57)	3.10	3.92
Total from investment operations	1.10		1.39	(4.33)	(2.54)	3.08	4.31
Distributions from:
Net investment income	—		(0.22)	(0.55)	(0.02)	(0.03)	(0.36)
Net realized capital gains	—		—	—	(1.38)	—	—
Total distributions	—		(0.22)	(0.55)	(1.40)	(0.03)	(0.36)
Net asset value, end of period	$14.78		$13.68	$12.51	$17.39	$21.33	$18.28
Total return (b)	8.04%		11.17%	(24.87)%	(11.84)%	16.86%	30.07%

Ratios to average net assets
Gross expenses	1.28	%(c)	1.23%	1.21%	1.13%	1.14%	1.18%
Net expenses	1.13	%(c)	1.11%	1.11%	1.10%	1.10%	1.10%
Net expenses excluding interest and taxes	1.10	%(c)	1.10%	1.10%	N/A	N/A	N/A
Net investment income (loss)	0.73	%(c)	0.92%	1.10%	0.16%	(0.10)%	2.32%
Supplemental data
Net assets, end of period (in millions)	$279		$318	$390	$1,086	$1,350	$1,287
Portfolio turnover rate(d)	9%		11%	11%	38%	30%	24%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Annualized
(d)	Portfolio turnover is not annualized.

See Notes to Financial Statements

38

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Z
	Six Months Ended June 30,		Year Ended December 31,				Period Ended
	2024 (unaudited)		2023	2022	2021	2020	December 31, 2019
Net asset value, beginning of period	$14.35		$13.12	$18.19	$22.25	$19.03	$18.08
Net investment income (loss) (a)	0.07		0.16	0.17	0.07	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments	1.11		1.32	(4.67)	(2.69)	3.27	1.34
Total from investment operations	1.18		1.48	(4.50)	(2.62)	3.25	1.32
Distributions from:
Net investment income	—		(0.25)	(0.57)	(0.06)	(0.03)	(0.37)
Net realized capital gains	—		—	—	(1.38)	—	—
Total distributions	—		(0.25)	(0.57)	(1.44)	(0.03)	(0.37)
Net asset value, end of period	$15.53		$14.35	$13.12	$18.19	$22.25	$19.03
Total return (b)	8.22%		11.34%	(24.69)%	(11.71)%	17.09%	7.29%

Ratios to average net assets
Gross expenses	1.19	%(c)	1.18%	1.17%	1.08%	1.13%	1.31	%(c)
Net expenses	0.93	%(c)	0.91%	0.91%	0.90%	0.90%	0.90	%(c)
Net expenses excluding interest and taxes	0.90	%(c)	0.90%	0.90%	N/A	N/A	N/A	(c)
Net investment income (loss)	0.95	%(c)	1.14%	1.26%	0.33%	(0.12)%	(0.27	)%(c)
Supplemental data
Net assets, end of period (in millions)	$67		$70	$73	$63	$74	$6
Portfolio turnover rate(d)	9%		11%	11%	38%	30%	24%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Annualized
(d)	Portfolio turnover is not annualized.

See Notes to Financial Statements

39

GLOBAL RESOURCES FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class A
	Six Months		Year Ended December 31,
	Ended June 30, 2024 (unaudited)		2023		2022	2021	2020	2019

Net asset value, beginning of period	$38.70		$41.22		$39.21	$33.51	$28.39	$25.66
Net investment income (a)	0.25		0.78		0.89	0.50	0.13	0.17
Net realized and unrealized gain (loss) on investments	1.40		(2.40)		2.16	5.73	5.17	2.81
Total from investment operations	1.65		(1.62)		3.05	6.23	5.30	2.98
Distributions from:
Net investment income	—		(0.90)		(1.04)	(0.53)	(0.18)	(0.25)
Net asset value, end of period	$40.35		$38.70		$41.22	$39.21	$33.51	$28.39
Total return (b)	4.26%		(3.89)%		7.74%	18.61%	18.68%	11.64%

Ratios to average net assets
Gross expenses	1.56	%(c)	1.50%		1.47%	1.48%	1.62%	1.60%
Net expenses	1.38	%(c)	1.38%		1.38%	1.38%	1.38%	1.38%
Net investment income	1.28	%(c)	1.97%		2.08%	1.29%	0.53%	0.63%
Supplemental data
Net assets, end of period (in millions)	$119		$117		$140	$152	$106	$118
Portfolio turnover rate(d)	26%		44	%(e)	34%	28%	37%	33%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Annualized
(d)	Portfolio turnover is not annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

40

GLOBAL RESOURCES FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class C
	Six Months		Year Ended December 31,
	Ended June 30, 2024 (unaudited)		2023		2022	2021	2020	2019

Net asset value, beginning of period	$32.58		$34.81		$33.28	$28.57	$24.27	$21.93
Net investment income (loss) (a)	0.07		0.39		0.46	0.15	(0.06)	(0.05)
Net realized and unrealized gain (loss) on investments	1.18		(2.02)		1.84	4.90	4.36	2.39
Total from investment operations	1.25		(1.63)		2.30	5.05	4.30	2.34
Distributions from:
Net investment income	—		(0.60)		(0.77)	(0.34)	—	—
Net asset value, end of period	$33.83		$32.58		$34.81	$33.28	$28.57	$24.27
Total return (b)	3.84%		(4.67)%		6.88%	17.67%	17.72%	10.67%

Ratios to average net assets
Gross expenses	2.64	%(c)	2.50%		2.39%	2.52%	2.65%	2.44%
Net expenses	2.20	%(c)	2.20%		2.20%	2.20%	2.20%	2.20%
Net investment income (loss)	0.45	%(c)	1.16%		1.28%	0.45%	(0.27)%	(0.19)%
Supplemental data
Net assets, end of period (in millions)	$8		$10		$13	$14	$11	$13
Portfolio turnover rate(d)	26%		44	%(e)	34%	28%	37%	33%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Annualized
(d)	Portfolio turnover is not annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

41

GLOBAL RESOURCES FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class I
	Six Months		Year Ended December 31,
	Ended June 30, 2024 (unaudited)		2023		2022	2021	2020	2019

Net asset value, beginning of period	$40.72		$43.33		$41.17	$35.15	$29.74	$26.94
Net investment income (a)	0.35		1.02		1.17	0.67	0.26	0.30
Net realized and unrealized gain (loss) on investments	1.48		(2.54)		2.23	6.04	5.45	2.94
Total from investment operations	1.83		(1.52)		3.40	6.71	5.71	3.24
Distributions from:
Net investment income	—		(1.09)		(1.24)	(0.69)	(0.30)	(0.44)
Net asset value, end of period	$42.55		$40.72		$43.33	$41.17	$35.15	$29.74
Total return (b)	4.49%		(3.47)%		8.19%	19.12%	19.23%	12.06%

Ratios to average net assets
Gross expenses	1.18	%(c)	1.13%		1.10%	1.11%	1.14%	1.09%
Net expenses	0.95	%(c)	0.95%		0.95%	0.95%	0.95%	0.95%
Net investment income	1.72	%(c)	2.44%		2.60%	1.66%	0.98%	1.05%
Supplemental data
Net assets, end of period (in millions)	$346		$360		$503	$386	$358	$460
Portfolio turnover rate(d)	26%		44	%(e)	34%	28%	37%	33%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Annualized
(d)	Portfolio turnover is not annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

42

GLOBAL RESOURCES FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Y
	Six Months		Year Ended December 31,
	Ended June 30, 2024 (unaudited)		2023		2022	2021	2020	2019

Net asset value, beginning of period	$39.52		$42.06		$40.00	$34.17	$28.93	$26.19
Net investment income (a)	0.29		0.91		1.05	0.62	0.20	0.24
Net realized and unrealized gain (loss) on investments	1.44		(2.45)		2.17	5.83	5.29	2.87
Total from investment operations	1.73		(1.54)		3.22	6.45	5.49	3.11
Distributions from:
Net investment income	—		(1.00)		(1.16)	(0.62)	(0.25)	(0.37)
Net asset value, end of period	$41.25		$39.52		$42.06	$40.00	$34.17	$28.93
Total return (b)	4.38%		(3.63)%		7.99%	18.92%	18.99%	11.88%

Ratios to average net assets
Gross expenses	1.28	%(c)	1.16%		1.14%	1.18%	1.29%	1.24%
Net expenses	1.13	%(c)	1.13%		1.13%	1.13%	1.13%	1.13%
Net investment income	1.49	%(c)	2.25%		2.41%	1.56%	0.76%	0.85%
Supplemental data
Net assets, end of period (in millions)	$152		$188		$302	$231	$122	$115
Portfolio turnover rate(d)	26%		44	%(e)	34%	28%	37%	33%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Annualized
(d)	Portfolio turnover is not annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

43

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class A
	Six Months		Year Ended December 31,
	Ended June 30, 2024 (unaudited)		2023	2022		2021		2020	2019

Net asset value, beginning of period	$9.74		$8.89	$10.32		$12.82		$10.16	$7.65
Net investment income (loss) (a)	—	(b)	— (b)	0.03		—	(b)	(0.06)	(0.06)
Net realized and unrealized gain (loss) on investments	0.77		0.86	(1.46)		(1.84)		4.22	2.94
Total from investment operations	0.77		0.86	(1.43)		(1.84)		4.16	2.88
Distributions from:
Net investment income	—		(0.01)	—		(0.66)		(1.50)	(0.37)
Net asset value, end of period	$10.51		$9.74	$8.89		$10.32		$12.82	$10.16
Total return (c)	7.91%		9.68%	(13.86)%		(14.22)%		41.39%	38.03%

Ratios to average net assets
Gross expenses	1.43	%(d)	1.43%	1.42	%(e)	1.34	%(e)	1.34%	1.49%
Net expenses	1.43	%(d)	1.43%	1.42	%(e)	1.34	%(e)	1.34%	1.45%
Expenses excluding interest and taxes	1.42	%(d)	1.43%	1.42	%(e)	N/A	(e)	N/A	N/A
Net investment income (loss)	(0.07	)%(d)	0.04%	0.28	%(e)	—%		(0.45)%	(0.63)%
Supplemental data
Net assets, end of period (in millions)	$263		$261	$243		$302		$378	$277
Portfolio turnover rate(f)	31%		25%	39%		23%		32%	21%

(a)	Calculated based upon average shares outstanding
(b)	Amount represents less than $0.005 per share.
(c)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Annualized
(e)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(f)	Portfolio turnover is not annualized.

See Notes to Financial Statements

44

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class C
	Six Months		Year Ended December 31,
	Ended June 30, 2024 (unaudited)		2023	2022		2021		2020	2019

Net asset value, beginning of period	$7.95		$7.30	$8.54		$10.83		$8.77	$6.64
Net investment loss (a)	(0.03)		(0.06)	(0.04)		(0.08)		(0.13)	(0.11)
Net realized and unrealized gain (loss) on investments	0.62		0.71	(1.20)		(1.55)		3.62	2.55
Total from investment operations	0.59		0.65	(1.24)		(1.63)		3.49	2.44
Distributions from:
Net investment income	—		—	—		(0.66)		(1.43)	(0.31)
Net asset value, end of period	$8.54		$7.95	$7.30		$8.54		$10.83	$8.77
Total return (b)	7.42%		8.90%	(14.52)%		(14.89)%		40.31%	37.12%

Ratios to average net assets
Gross expenses	2.27	%(c)	2.25%	2.21	%(d)	2.13	%(d)	2.12%	2.31%
Net expenses	2.20	%(c)	2.20%	2.20	%(d)	2.13	%(d)	2.12%	2.20%
Net investment loss	(0.84	)%(c)	(0.73)%	(0.51	)%(d)	(0.79	)%(d)	(1.21)%	(1.36)%
Supplemental data
Net assets, end of period (in millions)	$32		$33	$36		$49		$63	$38
Portfolio turnover rate(e)	31%		25%	39%		23%		32%	21%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Annualized
(d)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(e)	Portfolio turnover is not annualized.

See Notes to Financial Statements

45

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class I
	Six Months		Year Ended December 31,
	Ended June 30, 2024 (unaudited)		2023	2022		2021		2020	2019

Net asset value, beginning of period	$13.51		$12.30	$14.22		$17.31		$13.32	$9.93
Net investment income (loss) (a)	0.02		0.06	0.09		0.05		(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments	1.07		1.20	(2.01)		(2.48)		5.55	3.82
Total from investment operations	1.09		1.26	(1.92)		(2.43)		5.53	3.80
Distributions from:
Net investment income	—		(0.05)	—		(0.66)		(1.54)	(0.41)
Net asset value, end of period	$14.60		$13.51	$12.30		$14.22		$17.31	$13.32
Total return (b)	8.07%		10.26%	(13.50)%		(13.94)%		41.88%	38.61%

Ratios to average net assets
Gross expenses	1.13	%(c)	1.12%	1.09	%(d)	1.03	%(d)	1.02%	1.09%
Net expenses	1.00	%(c)	1.00%	1.00	%(d)	1.00	%(d)	1.00%	1.00%
Net investment income (loss)	0.34	%(c)	0.47%	0.70	%(d)	0.34	%(d)	(0.12)%	(0.16)%
Supplemental data
Net assets, end of period (in millions)	$135		$164	$156		$203		$244	$236
Portfolio turnover rate(e)	31%		25%	39%		23%		32%	21%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Annualized
(d)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(e)	Portfolio turnover is not annualized.

See Notes to Financial Statements

46

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Y
	Six Months		Year Ended December 31,
	Ended June 30, 2024 (unaudited)		2023	2022		2021		2020	2019

Net asset value, beginning of period	$10.08		$9.19	$10.64		$13.15		$10.40	$7.82
Net investment income (loss) (a)	0.01		0.04	0.06		0.03		(0.02)	(0.03)
Net realized and unrealized gain (loss) on investments	0.80		0.89	(1.51)		(1.88)		4.31	3.01
Total from investment operations	0.81		0.93	(1.45)		(1.85)		4.29	2.98
Distributions from:
Net investment income	—		(0.04)	—		(0.66)		(1.54)	(0.40)
Net asset value, end of period	$10.89		$10.08	$9.19		$10.64		$13.15	$10.40
Total return (b)	8.04%		10.13%	(13.63)%		(13.94)%		41.68%	38.52%

Ratios to average net assets
Gross expenses	1.12	%(c)	1.13%	1.11	%(d)	1.06	%(d)	1.05%	1.17%
Net expenses	1.10	%(c)	1.10%	1.10	%(d)	1.06	%(d)	1.05%	1.10%
Net investment income (loss)	0.26	%(c)	0.38%	0.59	%(d)	0.29	%(d)	(0.12)%	(0.29)%
Supplemental data
Net assets, end of period (in millions)	$287		$273	$241		$306		$375	$176
Portfolio turnover rate(e)	31%		25%	39%		23%		32%	21%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Annualized
(d)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(e)	Portfolio turnover is not annualized.

See Notes to Financial Statements

47

VANECK MORNINGSTAR WIDE MOAT FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class I
	Six Months		Year Ended December 31,
	Ended June 30, 2024 (unaudited)		2023	2022	2021	2020	2019

Net asset value, beginning of period	$32.34		$26.02	$33.51	$30.70	$29.13	$23.94
Net investment income (a)	0.21		0.36	0.31	0.40	0.47	0.49
Net realized and unrealized gain (loss) on investments	0.46		7.85	(4.82)	6.92	3.63	7.86
Total from investment operations	0.67		8.21	(4.51)	7.32	4.10	8.35
Distributions from:
Net investment income	—		(0.25)	(0.30)	(0.38)	(0.48)	(0.46)
Net realized capital gains	—		(1.64)	(2.68)	(4.13)	(2.05)	(2.70)
Total distributions	—		(1.89)	(2.98)	(4.51)	(2.53)	(3.16)
Net asset value, end of period	$33.01		$32.34	$26.02	$33.51	$30.70	$29.13
Total return (b)	2.07%		31.66%	(13.63)%	24.04%	14.18%	34.80%

Ratios to average net assets
Gross expenses	1.32	%(c)	1.96%	2.04%	2.26%	4.28%	5.21%
Net expenses	0.59	%(c)	0.60%	0.59%	0.59%	0.59%	0.59%
Net expenses excluding interest and taxes	0.59	%(c)	0.59%	0.59%	N/A	N/A	N/A
Net investment income	1.28	%(c)	1.18%	1.03%	1.13%	1.65%	1.72%
Supplemental data
Net assets, end of period (in millions)	$4		$6	$2	$4	$3	$1
Portfolio turnover rate(d)	45%		73%	72%	59%	64%	108%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Annualized
(d)	Portfolio turnover is not annualized.

See Notes to Financial Statements

48

VANECK MORNINGSTAR WIDE MOAT FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Z
	Six Months		Year Ended December 31,
	Ended June 30, 2024 (unaudited)		2023	2022	2021	2020	2019

Net asset value, beginning of period	$31.77		$25.63	$33.04	$30.32	$28.76	$23.95
Net investment income (a)	0.23		0.34	0.34	0.44	0.49	0.52
Net realized and unrealized gain (loss) on investments	0.45		7.77	(4.75)	6.82	3.59	7.89
Total from investment operations	0.68		8.11	(4.41)	7.26	4.08	8.41
Distributions from:
Net investment income	—		(0.33)	(0.32)	(0.41)	(0.47)	(0.90)
Net realized capital gains	—		(1.64)	(2.68)	(4.13)	(2.05)	(2.70)
Total distributions	—		(1.97)	(3.00)	(4.54)	(2.52)	(3.60)
Net asset value, end of period	$32.45		$31.77	$25.63	$33.04	$30.32	$28.76
Total return (b)	2.14%		31.76%	(13.52)%	24.15%	14.31%	35.02%

Ratios to average net assets
Gross expenses	1.00	%(c)	1.27%	1.28%	1.59%	2.48%	3.02%
Net expenses	0.49	%(c)	0.50%	0.49%	0.49%	0.49%	0.49%
Net expenses excluding interest and taxes	0.49	%(c)	0.49%	0.49%	N/A	N/A	N/A
Net investment income	1.40	%(c)	1.12%	1.14%	1.23%	1.74%	1.83%
Supplemental data
Net assets, end of period (in millions)	$22		$18	$13	$15	$10	$8
Portfolio turnover rate(d)	45%		73%	72%	59%	64%	108%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Annualized
(d)	Portfolio turnover is not annualized.

See Notes to Financial Statements

49

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2024 (unaudited)

Note 1—Fund Organization—VanEck Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on April 3, 1985. These financial statements relate to the investment portfolios listed in the diversification table below (each a “Fund” and, collectively, the “Funds”).

Fund	Diversification Classification

CM Commodity Index Fund	Diversified
Emerging Markets Bond Fund	Non-Diversified
Emerging Markets Fund	Diversified
Global Resources Fund	Diversified
International Investors Gold Fund	Non-Diversified
VanEck Morningstar Wide Moat Fund	Diversified

The CM Commodity Index Fund seeks to track, before fees and expenses, the performance of the UBS Bloomberg Constant Maturity Commodity Total Return Index. The Emerging Markets Bond Fund seeks total return, consisting of income and capital appreciation by investing primarily in emerging market debt securities. The Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Global Resources Fund seeks long-term capital appreciation by investing primarily in hard asset securities. The International Investors Gold Fund seeks long-term capital appreciation by investing in common stocks of gold-mining companies or directly in gold bullion and other metals. The VanEck Morningstar Wide Moat Fund seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Morningstar Wide Moat Focus Index.

Each of the Funds is authorized to issue various classes of shares. Each share class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the classes are subject to different distribution fees and sales charges. Class I, Y and Z Shares are sold without a sales charge; Class A Shares are sold subject to a front-end sales charge; and Class C Shares are sold with a contingent deferred sales charge.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

The following summarizes the Funds’ significant accounting policies.

A.	Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).
50

Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy. Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Funds are open. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Non-exchange traded warrants of publicly traded companies are generally valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Open-end mutual fund investments (including money market funds) are valued at their net asset value each business day and are categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets and are categorized as Level 2 in the fair value hierarchy. Swap contracts are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the net change in value, if any, is regarded as an unrealized gain or loss and is categorized as Level 2 in the fair value hierarchy.

The Board of Trustees (“Trustees”) has designated Van Eck Associates Corporation (“VEAC”) and Van Eck Absolute Return Advisers Corporation (“VEARA”) (VEAC and VEARA collectively referred to as the “Adviser”) as valuation designee to perform the Funds’ fair value determinations, subject to board oversight and certain reporting and other requirements. The Adviser has adopted policies and procedures reasonably designed to comply with the requirements. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments and other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.
51

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

B.	Basis for Consolidation—The CM Commodity Index Fund and International Investors Gold Fund may effect certain investments through the Commodities Series Fund I Subsidiary, and Gold Series Fund I Subsidiary, respectively, Cayman Islands exempted companies (collectively the “Subsidiaries” and each a wholly-owned “Subsidiary”). The consolidated financial statements of the CM Commodity Index Fund and the International Investors Gold Fund present the financial position and results of operations for the Funds, and their wholly owned Subsidiaries. All interfund account balances and transactions between parent and subsidiary have been eliminated in consolidation. As of June 30, 2024, the CM Commodity Index Fund and International Investors Gold Fund held $119,154,628 and $28,069,440 in their Subsidiaries, representing 21% and 4% of the Funds’ net assets, respectively.

C.

Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

The wholly owned Subsidiaries are classified as controlled foreign corporations (“CFC”) under the Code. For U.S. tax purposes, a CFC is not subject to U.S. income tax. However, as a wholly owned CFC, its net income and capital gains, to the extent of its earnings and profits, will be included each year in the Funds’ investment company taxable income. Net losses of the CFC cannot be deducted by the Funds in the current year, nor carried forward to offset taxable income in future years.

D.	Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually (except for dividends from net investment income from Emerging Markets Bond Fund which are declared and paid monthly).Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

E.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the prevailing exchange rates when such investments are acquired or sold. Foreign denominated income and expenses are translated at the prevailing exchange rates when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statements of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets and liabilities, other than investments and forward foreign currency contracts, are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations. Any currency denominated in Rubles cannot be repatriated and such currency is valued at $0 as of June 30, 2024

F.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

G.	Use of Derivative Instruments—The Funds may invest in derivative instruments, including, but not limited to, options, futures, swaps and forward foreign currency contracts. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of
52

derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. GAAP requires enhanced disclosures about the Funds’ derivative instruments and hedging activities. Details of this disclosure are found below as well as in the Schedule of Investments.

Total Return Swaps—The CM Commodity Index Fund enters into total return swaps in order take a “long” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty. Documentation governing the Fund’s swap transactions may contain provisions for early termination of a swap in the event the net assets of the Fund decline below specific levels set forth in the documentation (“net asset contingent features”). If these levels are triggered, the Fund’s counterparty has the right to terminate the swap and require the Fund to pay or receive a settlement amount in connection with the terminated swap transaction. The total return swap position held by the CM Commodity Index Fund at June 30, 2024 is reflected in the Fund’s Consolidated Schedule of Investments.

During the period ending in June 30, 2024, the CM Commodity Index Fund held swap contracts for six months with an average monthly notional amount of $543,174,833.

Forward Foreign Currency Contracts—The Funds may buy and sell forward foreign currency contracts to settle purchases and sales of foreign denominated securities, gain currency exposure or to hedge foreign denominated assets. Realized gains and losses from forward foreign currency contracts, if any, are included in realized gain (loss) on forward foreign currency contracts in the Statements of Operations. During the period ending in June 30, 2024, the Emerging Market Bond Fund held forward foreign currency contracts for five months. The average amount purchased and sold (in U.S. dollars) was $1,159,000 and $647,820, respectively. The International Investors Gold Fund held forward foreign currency contracts for one month during the period, and the average amount purchased (in U.S. dollars) was $2,103,418. Forward foreign currency contracts held at June 30, 2024 are reflected in the Fund’s Schedule of Open Forward Foreign Currency Contracts.

At June 30, 2024, the following Funds held derivatives (not designated as hedging instruments under GAAP):

Asset Derivatives
Commodities Futures Risk
CM Commodity Index Fund
Swap contracts[1]	$348,019

[1]	Statement of Assets and Liabilities location: Total return swap contracts, at value

Liabilities Derivatives
Foreign Currency Risk
Emerging Markets Bond Fund
Forward foreign currency contracts[1]	$1,642

[1]	Statements of Assets and Liabilities location: Unrealized depreciation on forward foreign currency contracts
53

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

The impact of transactions in derivative instruments during the period ended June 30, 2024, was as follows:

	Commodities Futures Risk	Foreign Currency Risk
CM Commodity Index Fund
Realized gain (loss):
Swap contracts[1]	$4,932,628	$—
Net change in unrealized appreciation (depreciation):
Swap contracts[2]	17,320,858	—
Emerging Markets Bond Fund
Realized gain (loss):
Forward foreign currency contracts[3]	—	18,100
Net change in unrealized appreciation (depreciation):
Forward foreign currency contracts[4]	—	(1,642)
International Investors Gold Fund
Realized gain (loss):
Forward foreign currency contracts[3]	—	(27,540)

[1]	Statements of Operations location: Net realized gain (loss) on swap contracts
[2]	Statements of Operations location: Net change in unrealized appreciation (depreciation) on swap contracts
[3]	Statements of Operations location: Net realized gain (loss) on forward foreign currency contracts
[4]	Statements of Operations location: Net change in unrealized appreciation (depreciation) on forward foreign currency contracts

H.	Offsetting Assets and Liabilities—In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may pledge or receive cash and or securities as collateral for derivative instruments and securities lending. For financial reporting purposes, the Funds present securities lending assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Cash collateral held in the form of money market fund investments, if any, at June 30, 2024 is presented in the Schedules of Investments and in the Statements of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

The table below presents both gross and net information about the derivative instruments eligible for offset in the Statements of Assets and Liabilities subject to a master netting or similar agreements, as well as financial collateral received or pledged (including cash collateral) as of June 30, 2024. The total amount of collateral reported, if any, is limited to the net amounts of financial assets and liabilities presented in the Statements of Assets and Liabilities for the respective financial instruments. In general, collateral received or pledged exceeds the net amount of the unrealized gain/loss or market value of financial instruments.

	Gross Amounts of Recognized Assets/(Liabilities)	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets/(Liabilities) Presented in the Statements of Assets and Liabilities	Financial Instruments and Cash Collateral Received	Net Amount
CM Commodity Index Fund
Total return swap contracts	$348,019	$—	$348,019	$—	$348,019
Emerging Markets Bond Fund
Forward foreign currency contracts	$(1,642)	$—	$(1,642)	$—	$(1,642)

I.	Other—Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Interest income, including amortization of premiums and
54

discounts, is accrued using the effective interest method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date.

Income, non-class specific expenses, gains and losses on investments are allocated to each class of shares based upon the relative net assets. Expenses directly attributable to a specific class are charged to that class.

The Funds earn interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statements of Operations.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—VEAC is the investment adviser to the Emerging Markets Bond Fund, Emerging Markets Fund, Global Resources Fund, International Investors Gold Fund, and VanEck Morningstar Wide Moat Fund. VEARA is the investment adviser to the CM Commodity Index Fund and its Subsidiary. VEARA is a wholly-owned subsidiary of VEAC. The Adviser receives a management fee, calculated daily and payable monthly based on the Funds’ average daily net assets, as follows:

Fund	Annual Rate

CM Commodity Index Fund	0.65%
Emerging Markets Bond Fund	0.80% of the first $1.5 billion and 0.75% thereafter
Emerging Markets Fund	0.75%
Global Resources Fund	1.00% of the first $2.5 billion and 0.90% thereafter
International Investors Gold Fund	0.75% of the first $500 million, 0.65% of the next $250 million and 0.50% thereafter
VanEck Morningstar Wide Moat Fund	0.45%

The Adviser has agreed, until May 1, 2024, to waive management fees and assume expenses to prevent the Funds’ total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding the expense limitations listed in the table below.

55

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

The current expense limitations and the amounts waived/assumed by the Adviser for the period ending in June 30, 2024, are as follows:

Fund	Expense Limitations	Expenses Assumed by the Adviser
CM Commodity Index Fund
Class A	0.95%	$39,487
Class I	0.65	162,029
Class Y	0.70	351,250
Emerging Markets Bond Fund
Class A	1.20	21,821
Class I	0.85	50,334
Class Y	0.95	60,498
Emerging Markets Fund
Class A	1.60	—
Class C	2.50	6,484
Class I	1.00	248,248
Class Y	1.10	216,206
Class Z	0.90	87,294
Global Resources Fund
Class A	1.38	101,664
Class C	2.20	18,693
Class I	0.95	386,312
Class Y	1.13	115,150
International Investors Gold Fund
Class A	1.45	—
Class C	2.20	11,420
Class I	1.00	87,112
Class Y	1.10	24,339
Morningstar Wide Moat Fund
Class I	0.59	25,560
Class Z	0.49	53,552

The Adviser also performs accounting and administrative services for the Emerging Markets Fund and International Investors Gold Fund. The Adviser is paid a monthly fee at a rate of 0.25% of the average daily net assets for Emerging Markets Fund, and for International Investors Gold Fund at the rate of 0.25% per year on the first $750 million of the average daily net assets of the Fund and 0.20% per year of the average daily net assets in excess of $750 million. Administrative fees are included in the Statements of Operations.

For the period ended June 30, 2024, Van Eck Securities Corporation (the “Distributor”), and affiliate of the Adviser, received a total of $170,813 in sales loads relating to the sale of shares of the Funds, of which $153,934 was reallowed to broker/dealers and the remaining $16,879 was retained by the Distributor.

Certain officers of the Trust are officers, directors or stockholders of the Adviser and the Distributor.

At June 30, 2024, the Distributor owned approximately 52% of Class I and 42% of Class Z of VanEck Morningstar Wide Moat Fund.

Note 4—Investments—For the period ending in June 30, 2024, the cost of purchases and proceeds from sales of investments, excluding U.S. Government securities and short-term investments, were as follows:

Fund	Purchases	Sales
Emerging Markets Bond Fund	85,659,366	87,618,837
Emerging Markets Fund	50,586,618	364,501,259
Global Resources Fund	160,657,590	247,093,664
International Investors Gold Fund	212,116,694	275,497,042
Morningstar Wide Moat Fund	14,585,192	12,455,233
56

Note 5—Income Taxes—As of June 30, 2024, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
CM Commodity Index Fund	$495,290,272	$61,261,831	$(11,277)	$61,250,554
Emerging Markets Bond Fund	77,346,558	1,666,031	(1,475,479)	190,552
Emerging Markets Fund	421,806,863	187,475,186	(92,168,858)	95,306,328
Global Resources Fund	499,297,353	161,699,797	(29,567,398)	132,132,399
International Investors Gold Fund	568,514,299	283,950,762	(128,771,051)	155,179,711
Morningstar Wide Moat Fund	25,697,098	2,625,288	(1,505,340)	1,119,948

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

At December 31, 2023, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

Fund	Short-Term Capital Losses with No Expiration	Long-Term Capital Losses with No Expiration	Total
CM Commodity Index Fund	$(22,762)	$–	$(22,762)
Emerging Markets Bond Fund	(33,053,213)	(1,764,779)	(34,817,992)
Emerging Markets Fund	(102,750,031)	(227,059,647)	(329,809,678)
Global Resources Fund	(130,698,252)	(818,719,568)	(949,417,820)
International Investors Gold Fund	(115,159,600)	(252,009,635)	(367,169,235)

Additionally, Global Resources Fund utilized $59,387,360 of its capital loss carryover available from prior years.

Realized gains or losses attributable to fluctuations in foreign exchange rates on investments and other foreign currency denominated assets and liabilities result in permanent book to tax differences which may affect the tax character of distributions and undistributed net investment income at the end of the Fund’s fiscal year.

For the period ended June 30, 2024, Emerging Market Bond Fund’s net realized losses from foreign currency translations were $608,115.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, the Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ending in June 30, 2024, the Funds did not incur any such interest or penalties.

Note 6—Principal Risks—Non-diversified funds generally hold securities of fewer issuers than diversified funds (See Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls,

57

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters, such as the recent coronavirus outbreak. Additionally, certain Funds may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions and legal systems that do not protect property risks as well as the laws of the United States. These and other factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets. Certain securities of Chinese issuers are, or may in the future become restricted, and the Fund may be forced to sell such restricted securities and incur a loss. As a result of events involving Russia, the United States and European Union, have in the past, and may in the future, impose sanctions on certain Russian individuals and companies, which may adversely affect the value and liquidity of the Russian-related issuers’ held by the Funds.

The CM Commodity Index Fund may invest in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity futures contracts and options on futures contracts that provide economic exposure to the investment returns of the commodities markets. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and economic events and regulatory developments. Exposure to the commodities markets, such as precious metals, industrial metals, gas and other energy products and natural resources, may subject the Fund to greater volatility than investments in traditional securities.

Changes in laws or government regulations by the United States and/or the Cayman Islands could adversely affect the operations of the Funds with Cayman subsidiaries.

The Global Resources Fund and International Investors Gold Fund may concentrate their investments in companies which are significantly engaged in the exploration, development, production and distribution of gold and other natural resources such as strategic and other metals, minerals, forest products, oil, natural gas and coal and by investing in gold bullion and coins. In addition, the International Investors Gold Fund may invest up to 25% of its net assets in gold and silver gold, silver, platinum and palladium bullion and exchange traded funds that invest in such coins and bullion and derivatives on the foregoing. Since the Funds may so concentrate, they may be subject to greater risks and market fluctuations than other more diversified portfolios. The production and marketing of gold and other natural resources may be affected by actions and changes in governments. In addition, gold and natural resources may be cyclical in nature.

Following Russia’s large-scale invasion of Ukraine on February 24, 2022, governments of the United States and many other countries have imposed economic sanctions on certain Russian individuals and Russian governmental, corporate and banking entities. A number of jurisdictions have also instituted broad sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. In response, the government of Russia has imposed capital controls to restrict movements of capital entering and exiting the country. As a result, the value and liquidity of Russian securities and its currency have experienced significant declines. The Russian securities markets were closed for a period of time and were reopened on March 24, 2022, but significant trading limitations have remained. There is no assurance that these disruptions will not continue. Additionally, while certain Russian securities held by the Emerging Markets Fund have declared dividends, there is no assurance these dividends can be collected by the Funds. As a result, all such dividend receivables related to these Russian securities are valued at $0 as of June 30, 2024.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

58

Note 7—12b-1 Plan of Distribution— Pursuant to a Rule 12b-1 Plan of Distribution (the “Plan”), the Funds are authorized to incur distribution expenses which will principally be payments to securities dealers who have sold shares and serviced shareholder accounts, and payments to the Distributor for reimbursement of other actual promotion and distribution expenses incurred by the Distributor on behalf of the Funds. The amount paid under the Plan in any one year is limited to 0.25% of average daily net assets for Class A Shares and 1.00% of average daily net assets for Class C Shares, and is recorded as Distribution fees in the Statements of Operations.

Note 8—Shareholder Transactions—Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $0.001 par value shares authorized):

	CM Commodity Index Fund		Emerging Markets Bond Fund
	Period Ended June 30, 2024	Year Ended December 31, 2023 (a)	Period Ended June 30, 2024	Year Ended December 31, 2023
Class A:
Shares sold	32,050	266,670	511,782	1,874,672
Shares reinvested	N/A	13,342	43,631	80,228
Shares redeemed	(81,859)	(207,510)	(634,315)	(1,341,810)
Net increase (decrease)	(49,809)	72,502	(78,902)	613,090

Class I:
Shares sold	424,538	1,024,023	496,176	6,466,225
Shares reinvested	N/A	38,289	178,111	327,044
Shares redeemed	(655,604)	(2,378,167)	(1,122,517)	(1,859,433)
Net increase (decrease)	(231,066)	(1,315,855)	(448,230)	4,933,836

Class Y:
Shares sold	1,255,748	2,356,445	2,422,121	9,449,809
Shares reinvested	N/A	178,790	285,951	390,553
Shares redeemed	(567,179)	(2,002,710)	(3,095,575)	(1,573,420)
Net increase (decrease)	688,569	532,525	(387,503)	8,266,942

(a)	Share activity has been adjusted to reflect the 1-for-15 reverse share split which took place on September 11, 2023.
59

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

	Emerging Markets Fund		Global Resources Fund
	Period Ended June 30, 2024	Year Ended December 31, 2023	Period Ended June 30, 2024	Year Ended December 31, 2023
Class A:
Shares sold	240,120	1,247,586	211,799	340,011
Shares reinvested	N/A	51,366	N/A	65,139
Shares redeemed	(1,684,932)	(1,422,378)	(300,524)	(771,397)
Net decrease	(1,444,812)	(123,426)	(88,725)	(366,247)

Class C:
Shares sold	3,614	49,619	7,868	20,116
Shares reinvested	N/A	2,093	N/A	4,627
Shares redeemed	(134,960)	(384,663)	(58,551)	(114,671)
Net decrease	(131,346)	(332,951)	(50,683)	(89,928)

Class I:
Shares sold	449,071	1,704,044	168,407	1,827,924
Shares reinvested	N/A	335,278	N/A	134,461
Shares redeemed	(15,983,509)	(9,079,468)	(874,784)	(4,752,657)
Net decrease	(15,534,438)	(7,040,146)	(706,377)	(2,790,272)

Class Y:
Shares sold	1,659,586	5,428,038	271,319	1,225,485
Shares reinvested	N/A	326,234	N/A	100,129
Shares redeemed	(5,993,318)	(13,689,581)	(1,358,191)	(3,750,701)
Net decrease	(4,333,732)	(7,935,309)	(1,086,872)	(2,425,087)

Class Z:
Shares sold	898,447	829,341	N/A	N/A
Shares reinvested	N/A	21,278	N/A	N/A
Shares redeemed	(1,466,302)	(1,530,356)	N/A	N/A
Net decrease	(567,855)	(679,737)	N/A	N/A

	International Investors Gold Fund		Morningstar Wide Moat Fund
	Period Ended June 30, 2024	Year Ended December 31, 2023	Period Ended June 30, 2024	Year Ended December 31, 2023
Class A:
Shares sold	1,744,586	4,981,133	N/A	N/A
Shares reinvested	N/A	24,877	N/A	N/A
Shares redeemed	(3,497,279)	(5,631,778)	N/A	N/A
Net decrease	(1,752,693)	(625,768)	N/A	N/A

Class C:
Shares sold	112,485	328,193	N/A	N/A
Shares redeemed	(508,317)	(1,019,802)	N/A	N/A
Net decrease	(395,832)	(691,609)	N/A	N/A

Class I:
Shares sold	966,507	1,602,589	39,517	118,121
Shares reinvested	N/A	46,041	N/A	10,378
Shares redeemed	(3,849,313)	(2,156,209)	(90,106)	(15,241)
Net increase (decrease)	(2,882,806)	(507,579)	(50,589)	113,258

Class Y:
Shares sold	3,185,716	7,583,925	N/A	N/A
Shares reinvested	N/A	98,939	N/A	N/A
Shares redeemed	(3,971,039)	(6,832,269)	N/A	N/A
Net increase (decrease)	(785,323)	850,595	N/A	N/A

Class Z:
Shares sold	N/A	N/A	148,347	65,691
Shares reinvested	N/A	N/A	N/A	33,935
Shares redeemed	N/A	N/A	(34,579)	(44,632)
Net increase	N/A	N/A	113,768	54,994
60

Note 9—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with the securities lending agent. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statements of Operations. Cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Funds’ Schedules of Investments or Statements of Assets and Liabilities as it is held by the agent on behalf of the Funds. The Funds do not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at June 30, 2024, is presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. The following is a summary of the Funds’ securities on loan and related collateral as of June 30, 2024:

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
Emerging Markets Bond Fund	1,430,392	1,500,716	–	1,500,716
Emerging Markets Fund	10,803,683	3,063	11,297,840	11,300,903
Global Resources Fund	41,738,684	3,919,503	39,126,696	43,046,199
International Investors Gold Fund	21,805,100	7,239,687	15,869,356	23,109,043

The following table presents money market fund investments held as collateral by type of security on loan as of June 30, 2024:

	Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statements of Assets and Liabilities
Fund	Corporate Bonds	Equity Securities	Government Obligations
Emerging Markets Bond Fund	1,327,151	–	173,565
Emerging Markets Fund	–	3,063	–
Global Resources Fund	–	3,919,503	–
International Investors Gold Fund	–	7,239,687	–

*	Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit—The Trust participates with VanEck VIP Trust (another registered investment company managed by Adviser) (the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the participating Funds and other temporary or emergency purposes. The participating VE/VIP Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the participating VE/VIP Funds at rates based on prevailing market

61

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

rates in effect at the time of borrowings. During the period ending in June 30, 2024, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
Emerging Markets Bond Fund	7	5,236,652	6.68
Emerging Markets Fund	93	4,671,832	6.68
Global Resources Fund	2	2,292,780	6.68
International Investors Gold Fund	10	3,859,332	6.68
Morningstar Wide Moat Fund	4	115,794	6.68

Outstanding loan balances as of June 30, 2024, if any, are reflected in the Statements of Assets and Liabilities.

Note 11—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Deferred Plan”) for Trustees under which a Trustee can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of eligible Funds of the Trust, or other registered investment companies managed by the Adviser, which include VanEck ETF Trust and VanEck VIP Trust, as directed by the Trustees.

The expense of the Deferred Plan is included in “Trustees’ fees and expenses” on the Statements of Operations. The liability for the Deferred Plan is shown as “Deferred Trustees’ fees” in the Statements of Assets and Liabilities.

Note 12—Subsequent Event Review—Effective July 1, 2024, the Global Resources Fund lowered its management fees from 1.00% to 0.95%.

62

Changes In and Disagreements with Accountants	For the period covered by this report

There were no changes in or disagreements with accountants.

Proxy Disclosures	For the period covered by this report

Not applicable.

Remuneration Paid to Directors, Officers, and Others	For the period covered by this report

Refer to the financial statements included herein.
63

VANECK FUNDS

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited)

CM COMMODITY INDEX FUND
EMERGING MARKETS BOND FUND
EMERGING MARKETS FUND
GLOBAL RESOURCES FUND
INTERNATIONAL INVESTORS GOLD FUND
VANECK MORNINGSTAR WIDE MOAT FUND
(each, a “Fund”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may continue in effect from year to year only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), at a meeting called for the purpose of considering such approval. On June 21, 2024, the Board of Trustees (the “Board”) of VanEck Funds (the “Trust”), including a majority of the Independent Trustees, approved the continuation of the existing advisory agreement (each, an “Advisory Agreement”) between each Fund, except the CM Commodity Index Fund, and its investment adviser, Van Eck Associates Corporation and the CM Commodity Index Fund, and its investment adviser, Van Eck Absolute Return Advisers Corporation (Van Eck Associates Corporation and Van Eck Absolute Return Advisers Corporation, along with their affiliated companies, are referred to herein collectively as the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the continuation of each Fund’s Advisory Agreement is set forth below.

In considering the continuation of each Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at meetings of the Board and its committees, including information requested by the Independent Trustees and furnished by the Adviser for meetings of the Board held on May 29, 2024 and June 21, 2024, specifically for the purpose of considering the continuation of the Advisory Agreement. Although the Advisory Agreements for the Funds were considered at the same Board meetings, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. The Independent Trustees were advised by independent legal counsel throughout the year, including during the contract renewal process, and met with independent legal counsel in executive sessions outside the presence of management. The written and oral reports provided to the Board pertaining to the continuation of the Advisory Agreement included, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;

■	The consolidated financial statements of the Adviser for the past two fiscal years;

■	A copy of each Advisory Agreement and descriptions of the services provided by the Adviser thereunder;

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio management, as well as relevant staffing plans for such personnel, investment research and trading activities for each Fund, the structure of their compensation and the resources available to support these activities;

■	A report prepared by Broadridge Financial Solutions (“Broadridge”), an independent consultant, comparing the Fund’s investment performance net of expenses for a representative class of shares (including, where relevant, total returns, standard deviations, Sharpe ratios, information ratios, beta and alpha) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2023 with the investment performance of (i) a universe of mutual funds selected by Broadridge with similar investment characteristics (the “Morningstar Category”), (ii) a sub-group of funds selected from the Morningstar Category by Broadridge further limited to approximate more closely the Fund’s investment style, share class characteristics, and asset levels (the “Peer Group”) and (iii) an appropriate benchmark index;
64

■	A report prepared by Broadridge comparing the advisory fees and other expenses of a representative class of shares of the Fund during its fiscal year ended December 31, 2023 with (i) the Morningstar Category and (ii) Peer Group;

■	An analysis of the profitability of the Adviser with respect to its services for each Fund and the VanEck complex of mutual funds as a whole (the “VanEck Complex”);

■	Information regarding other investment products and services offered by the Adviser involving investment objectives and strategies similar to each Fund (“Comparable Products”), including the fees charged by the Adviser for managing the Comparable Products, a description of material differences and similarities in the services provided by the Adviser for each Fund and the Comparable Products, the sizes of the Comparable Products and the identity of the individuals responsible for managing the Comparable Products, except with respect to the CM Commodity Index Fund, for which there are no Comparable Products;

■	Information concerning the Adviser’s compliance program and resources;

■	Information with respect to the Adviser’s brokerage practices, including regarding the use of soft dollars in the case of Funds for which their portfolio trades entailed soft dollars;

■	Information regarding the procedures used by the Adviser in monitoring the valuation of portfolio securities;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files, cybersecurity, overall business continuity and other operational matters;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees;

■	Information regarding the Adviser’s investment process for each Fund, including how the Adviser integrates non-accounting based information (including, but not limited to “environmental, social and governance” factors) and the non-security selection, non-portfolio construction activities of the investment teams, such as engagement with portfolio companies and industry group participation, except with respect to the CM Commodity Index Fund and the VanEck Morningstar Wide Moat Fund, which are quantitatively-based index strategies;

■	Information regarding the Adviser’s role as the administrator of the Trust’s liquidity risk management program;

■	Information about shareholder servicing arrangements for each Fund with various intermediaries, as well as revenue sharing arrangements involving the Adviser and not paid by the Fund;

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for each Fund, including the Adviser’s activities in managing relationships with the Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire from the Independent Trustees.

Nature, Extent, Quality of Services. In determining whether to approve the continuation of each Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services provided by the Adviser; (2) the nature, quality and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the Fund’s custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (3) the terms of the Advisory Agreement and the services performed thereunder; (4) the willingness of the Adviser to limit the overall expenses of the Fund from time to time, if necessary or appropriate,

65

VANECK FUNDS

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited) (continued)

by means of waiving all or a portion of its fees and/or paying expenses of the Fund; (5) the quality of the services, procedures and processes used to determine the value of the Fund’s assets and the actions taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser to information technology and cybersecurity; and (9) the ability of the Adviser to attract and retain quality professional personnel to perform investment advisory and administrative services for the Fund. The Board concluded that the nature, extent and quality of the services provided by the Adviser supported the renewal of each Advisory Agreement.

Investment Performance and Fund Expenses. The performance data and the advisory fee and expense ratio data from Broadridge that is described below for each Fund is based on data for a representative class of shares of each Fund. The performance data is net of expenses for periods on an annualized basis ended December 31, 2023, and the advisory fee and expense ratio data is as of the Funds’ fiscal year end of December 31, 2023. The Board found the data provided by Broadridge generally useful, but it recognized the limitations of such data, including, in particular, that notable differences may exist between each Fund and the other funds in the Funds’ Peer Group and Morningstar Category (for example, with respect to investment objective(s) and investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the Peer Group and Morningstar Category. The Board also considered the Funds’ performance at its meetings throughout the year, including for periods subsequent to the performance period covered by the Broadridge reports, and considered the Adviser’s assessment of the same. The Board also considered benefits, other than the receipt of fees under the Advisory Agreement, that may be derived by the Adviser from serving as investment adviser to the Fund and the Trust.

CM Commodity Index Fund. The Board noted that the Fund seeks to track, before fees and expenses, the performance of the UBS Constant Maturity Commodity Total Return Index (the “UBS Index”) and that the Class Y shares of the Fund had underperformed the UBS Index for the one-, three-, five- and ten-year periods. The Board further noted that the Fund’s expenses, which were not similarly borne by the UBS Index, were one of the factors that attributed to the Fund’s underperformance relative to the UBS Index. The Board also noted that the Class Y shares of the Fund had outperformed its Peer Group and Morningstar Category medians for the one-, three-, five- and ten-year periods. The Board concluded that the performance of the Fund supported the renewal of the Advisory Agreement.

The Board further noted that the fee rate payable for advisory services was higher than the median advisory fee rates of its Morningstar Category and Peer Group. The Board also noted that the Fund’s total expense ratio, net of waivers or reimbursements, was lower than the median of its Morningstar Category and the same as the median total expense ratio of its Peer Group. The Board further noted that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2025 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions).

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Emerging Markets Bond Fund. The Board noted, based on a review of comparative annualized total returns, that the Class Y shares of the Fund had underperformed the median of its Peer Group for the one-year period and outperformed the median of its Peer group for the three-, five- and ten-year periods. The Board also noted that the Class Y shares of the Fund had underperformed the median of its Morningstar Category for the one- and ten-year periods and outperformed the median of its Morningstar Category for the three-and five-year periods. The Board also noted that the Class Y shares of the Fund had underperformed its benchmark index for the one-year period and outperformed its benchmark index for the three-, five- and ten-year periods. The Board concluded that the performance of the Fund supported the renewal of the Advisory Agreement.

66

The Board noted that the fee rate payable for advisory services and the total expense ratio, net of waivers or reimbursements, were higher than the median advisory fee rates and total expense ratios of the Fund’s Morningstar Category and Peer Group. The Board also noted that the Adviser makes use of a complex and unique proprietary strategy for managing the Fund’s portfolio and that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2025 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Emerging Markets Fund. The Board noted, based on a review of comparative annualized total returns, that the Class Y shares of the Fund had outperformed the median of its Peer Group for the one-year period and underperformed the median of its Peer Group for the three-, five- and ten-year periods. The Board also noted that the Class Y shares of the Fund had underperformed the Morningstar Category median for the one-, three-, five- and ten-year periods. The Board further noted that the Class Y shares of the Fund had underperformed its benchmark index for the one-, three-, five- and ten-year periods. In agreeing to renew the Advisory Agreement, the Board acknowledged that performance information and considered it, and other relevant information provided in response to inquiries by the Board.

The Board noted that the Fund pays an advisory fee, as well as a separate administrative fee. The Board further noted that the fee rate payable for advisory services was lower than the median advisory fee rates of its Morningstar Category and Peer Group. The Board also noted that the Fund’s total expense ratio, net of waivers or reimbursements, was higher than the median of its Morningstar Category and lower than the median total expense ratio of its Peer Group. The Board further noted that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2025 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Global Resources Fund. The Board noted, based on a review of comparative annualized total returns, that the Class Y shares of the Fund had underperformed its Peer Group and Morningstar Category medians for the one-, three-, five- and ten-year periods. The Board noted that the Fund changed its primary benchmark index on May 1, 2023 and that the Class Y shares of the Fund had underperformed that primary benchmark index and the previous primary benchmark index for the one-, three-, five- and ten-year periods. In agreeing to renew the Advisory Agreement, the Board acknowledged that performance information and considered it, and other relevant information provided in response to inquiries by the Board.

The Board noted that the fee rate payable for advisory services and the total expense ratio, net of waivers or reimbursements, were higher than the median advisory fee rates and total expense ratios of the Fund’s Morningstar Category and Peer Group. The Board also noted that the Adviser makes use of a complex and unique proprietary strategy for managing the Fund’s portfolio and that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2025 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

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VANECK FUNDS

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited) (continued)

In connection with the consideration of the continuation of the Advisory Agreement for the Fund, the Board considered and approved an advisory fee reduction of five basis points, effective July 1, 2024. The Board also noted that after the fee reduction the fee rate payable for advisory services and the total expense ratio, net of waivers or reimbursements, would still be higher than the median advisory fee rates and total expense ratios of the Fund’s Morningstar Category and Peer Group.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

International Investors Gold Fund. The Board noted, based on a review of comparative annualized total returns, that the Class Y shares of the Fund had outperformed its Peer Group median for the one- and ten-year periods, underperformed its Peer Group median for the three-year period and performed the same as its Peer Group median for the five-year period. The Board also noted that the Class Y shares of the Fund had outperformed its Morningstar Category median for the one-, five- and ten-year periods and underperformed its Morningstar Category median for the three-year period. The Board also noted that the Class Y shares of the Fund had underperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board concluded that the performance of the Fund supported the renewal of the Advisory Agreement.

The Board also noted that the Fund pays an advisory fee, as well as a separate administrative fee. The Board further noted that the fee rate payable for advisory services and the total expense ratio, net of waivers or reimbursements, were higher than the median advisory fee rates and total expense ratios of the Fund’s Morningstar Category and Peer Group. The Board further noted that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2025 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

VanEck Morningstar Wide Moat Fund. The Board noted that the Fund seeks to track, before fees and expenses, the price and yield performance of the Morningstar Wide Moat Focus Index (the “Morningstar Index”). The Board noted that the Class Z shares of the Fund had underperformed the median of its Peer Group for the one- and five-year periods and outperformed its Peer Group median for the three-year period. The Board further noted that the Class Z shares of the Fund had outperformed the median of its Morningstar Category for the one-, three- and five-year periods. The Board also noted that the Class Z shares of the Fund had underperformed the Morningstar Index for the one-, three- and five-year periods. The Board further noted that the Fund’s expenses, which were not similarly borne by the Morningstar Index, were one of the factors that attributed to the Fund’s underperformance relative to the Morningstar Index. The Board concluded that the performance of the Fund supported the renewal of the Advisory Agreement.

The Board noted that the fee rate payable for advisory services and the total expense ratio, net of waivers or reimbursements, for the Fund were higher than the median advisory fee rates and total expense ratios of the Fund’s Morningstar Category and Peer Group. The Board also noted that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2025 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Profitability and Economies of Scale. The Board considered the profits, if any, realized by the Adviser from managing each Fund and other mutual funds in the VanEck Complex and the methodology used to

68

determine such profits. The Board noted that the levels of profitability reported on a fund-by-fund basis varied widely depending on such factors as the size, type of fund and operating history. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the profits realized by the Adviser from managing each Fund supported the renewal of the respective Advisory Agreement. In this regard, the Board also considered the extent to which the Adviser may realize economies of scale, if any, as each Fund grows and whether each Fund’s fee schedule reflects any economies of scale for the benefit of shareholders, and concluded that each fee schedule was appropriate. The Board also considered that each Fund benefits from economies of scale through lower fees charged by third party service providers based on the combined size of the VanEck Complex.

Conclusion. In determining the material factors to be considered in evaluating the Advisory Agreement for each Fund and the weight to be given to such factors, the members of the Board relied upon their own business judgment, with the advice of independent legal counsel. The Board did not consider any single factor as controlling in determining whether to approve the continuation of each Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board unanimously approved the continuation of the Advisory Agreement for each Fund for an additional one-year period.

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Item 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes in and disagreements with accountants.

Item 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7.

Item 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7.

Item 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable.

(b)	Not applicable.

Item 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

Item 19.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached as Exhibit 99.CERT.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VANECK FUNDS

By (Signature and Title)	/s/ John J. Crimmins, Chief Financial Officer

Date September 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jan F. van Eck, Chief Executive Officer

Date September 6, 2024

By (Signature and Title)	/s/ John J. Crimmins, Chief Financial Officer

Date September 6, 2024